EATON VANCE MUNICIPALS TRUST

For the Marathon & Classic Combined Arizona, Connecticut, Colorado, Michigan, Minnesota, New Jersey, Pennsylvania, Texas Municipals Semi-Annual Report

[LOGO]

January 31, 1996

Portfolio Investment Adviser
Boston Management and Research
24 Federal Street
Boston, MA 02110

Fund Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110
(617) 482-8260

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investment Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent
First Data Investor Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104

Independent Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

--------------------------------------------------------------------------------
                          Arizona Municipals Portfolio
                  Portfolio of Investments - January 31, 1996
                                  (Unaudited)

--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
                              ASSISTED LIVING - 1.2%
NR        NR         $1,800   Arizona Health Facilities
                              Authority, Mesa Project,
                              7.625%, 1/01/26            $  1,699,254
                                                         ------------
                              EDUCATION - 6.5%
A1        AA         $1,000   Arizona Board of Regents,
                              Arizona State University,
                              5.90%, 7/01/09             $  1,060,790
NR        AAA         1,000   City of Glendale,
                              Thunderbird Graduate
                              School, CLEE, 7.125%,
                              7/01/20                       1,149,480
A1        AA          1,250   Arizona Board of Regents,
                              University of Arizona,
                              6.25%, 6/01/11                1,341,413
NR        NR          2,000   Arizona Educational Loan
                              Marketing Corporation,
                              (AMT) 6.30%, 12/01/08         2,021,640
NR        NR          2,000   Arizona Educational Loan
                              Marketing Corporation,
                              (AMT) 6.25%, 6/01/06          2,045,560
A         NR          1,500   Student Loan Acquisition
                              Authority of Arizona,
                              (AMT) 7.625%, 5/01/10         1,664,490
                                                         ------------
                                                         $  9,283,373
                                                         ------------
                              ESCROWED - 4.8%
Aaa       AA         $2,500   Arizona Transportation
                              Board Highway, 6.50%,
                              7/01/11                    $  1,139,440
Aaa       AAA         7,500   Maricopa County, Single
                              Family Mortgage, 0%,
                              2/01/16                       2,415,075
NR        AA          2,500   City of Phoenix, Street &
                              Highway User, 6.25%,
                              7/01/11                       2,775,725
NR        NR            500   City of Scottsdale,
                              Westminster Village,
                              Multifamily Housing,
                              10.00%, 6/01/17                 555,215
                                                         ------------
                                                         $  6,885,455
                                                         ------------
                              GENERAL OBLIGATIONS - 9.1%
Aa        AA+        $1,500   City of Phoenix,
                              6.375%, 7/01/13            $  1,609,680
Aa        AA+         3,000   City of Phoenix,
                              5.10%, 7/01/13                2,989,560
NR        A           2,000   City of Phoenix, Tatum
                              Ranch Community,
                              6.875%, 7/01/16               2,173,760
Aa        AA+         1,000   City of Tempe,
                              5.25%, 7/01/15                  992,730
Aa        AA          1,300   Scottsdale Unified School
                              District No. 48 of
                              Maricopa County, 4.60%,
                              7/01/11                       1,214,031
Baa1      A           1,850   Commonwealth of Puerto
                              Rico, 5.40%, 7/01/25          1,799,440

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
Baa1      A           1,000   Commonwealth of Puerto
                              Rico, Public Building
                              Authority, 5.75%, 7/01/16     1,013,710
NR        NR          1,000   Virgin Islands,
                              7.25%, 10/01/18               1,075,430
                                                         ------------
                                                         $ 12,868,341
                                                         ------------
                              HOSPITALS - 3.3%
NR        BBB        $1,130   Arizona Health Facilities
                              Authority, Phoenix
                              Memorial Hospital, 8.125%,
                              6/01/12                    $  1,233,203
NR        BBB         1,250   Arizona Health Facilities
                              Authority, Phoenix
                              Memorial Hospital, 8.20%,
                              6/01/21                       1,365,388
Baa       BBB-        1,000   Maricopa County, Sun
                              Health Corporation,
                              8.125%, 4/01/12               1,124,000
NR        NR            915   City of Winslow, Winslow
                              Memorial Hospital Project,
                              9.50%, 6/01/22                1,016,482
                                                         ------------
                                                         $  4,739,073
                                                         ------------
                              HOUSING - 6.0%
NR        A          $2,000   Maricopa County, Laguna
                              Point Apartments,
                              Multifamily Housing,
                              6.75%, 7/01/09             $  2,077,040
NR        AAA         2,775   City of Phoenix, Chris
                              Ridge Village Project, FHA
                              Insured Mortgage Loan,
                              6.80%, 11/01/25               2,894,492
NR        AA          1,000   City of Phoenix, Woodstone
                              and Silver Springs
                              Apartments, Multifamily
                              Housing, (Asset Guaranty),
                              6.25%, 4/01/23                1,022,970
Aaa       NR          1,500   City of Phoenix, Meadow
                              Glen Apartments,
                              Multifamily Housing, (GNMA
                              Collateralized) 5.80%,
                              8/20/28                       1,471,965
NR        AAA         1,000   City of Tempe, Multifamily
                              Housing, Quadrangle
                              Village Apartments, FHA
                              Insured Mortgage Loan,
                              6.25%, 6/01/26                1,023,990
                                                         ------------
                                                         $  8,490,457
                                                         ------------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE - 4.0%
A1        NR         $1,000   City of Casa Grande,
                              Pollution Control,
                              Frito-Lay Inc., 6.60%,
                              12/01/10                   $  1,102,410
A2        A           4,500   Greenlee County, Pollution
                              Control, Phelps Dodge
                              Corporation, 5.45%,
                              6/01/09                       4,577,805
                                                         ------------
                                                         $  5,680,215
                                                         ------------

--------------------------------------------------------------------------------
                    ARIZONA MUNICIPALS PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
                              INSURED GENERAL OBLIGATIONS - 9.0%
Aaa       AAA        $1,000   Peoria Unified School
                              District No. 11 of
                              Maricopa County, (MBIA)
                              6.40%, 7/01/10             $  1,079,600
Aaa       AAA         1,000   Alhambra Elementary School
                              District No. 68 of
                              Maricopa County, (AMBAC)
                              5.625% 7/01/13                1,018,320
Aaa       AAA         1,000   Alhambra Elementary School
                              District No. 68 of
                              Maricopa County, (AMBAC)
                              5.125%, 7/01/13                 977,990
Aaa       AAA         1,000   Paradise Valley Unified
                              School District No. 69 of
                              Maricopa County, (MBIA),
                              5.00%, 7/01/09                1,026,490
Aaa       AAA         1,000   Chandler Unified School
                              District No. 80 of
                              Maricopa County, (FGIC)
                              6.40%, 7/01/10                1,079,600
Aaa       AAA         1,000   Maricopa County, Tolleson
                              High School District,
                              (FGIC) 5.00%, 7/01/13           969,430
Aaa       AAA         1,000   Pima County, School
                              District No. 1, Tucson
                              Project, (FGIC) 5.40%,
                              7/01/13                       1,008,010
Aaa       AAA         1,750   Pima County, School
                              District No. 1, Tucson
                              Project, (FGIC) 5.875%,
                              7/01/14                       1,823,868
Aaa       AAA         1,000   Commonwealth of Puerto
                              Rico (FSA) 7/01/20 (1)        1,073,070
Aaa       AAA         1,500   Commonwealth of Puerto
                              Rico, (AMBAC) 7/01/15 (1)     1,613,610
Aaa       AAA         1,000   Commonwealth of Puerto
                              Rico, (FSA) 7/01/22 (1)       1,095,850
                                                         ------------
                                                         $ 12,765,838
                                                         ------------
                              INSURED HOSPITALS - 13.2%
Aaa       AAA        $2,000   Maricopa County, Hospital
                              District No. 1, (FGIC)
                              6.125%, 6/01/15            $  2,115,700
Aaa       AAA         2,000   Maricopa County, Catholic
                              Healthcare West, (MBIA)
                              5.625%, 7/01/23               2,025,360
Aaa       AAA         2,000   Maricopa County, Samaritan
                              Health, (MBIA) 7.00%,
                              12/01/16                      2,460,220
Aaa       AAA         2,000   Mohave County, Kingman
                              Regional Medical Center,
                              (FGIC) 6.50%, 6/01/15         2,149,480
Aaa       AAA         1,500   Pima County, Tucson
                              Medical Center, (MBIA)
                              6.375%, 4/01/12               1,611,915
Aaa       AAA         3,500   Pima County, Tucson
                              Medical Center, (MBIA)
                              5.00%, 4/01/15                3,411,345

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
Aaa       AAA         1,000   Pima County, Carondelet
                              Health Care Corporation,
                              (MBIA) 5.25%, 7/01/11         1,017,960
Aaa       AAA         1,000   Pima County, Carondelet
                              Health Care Corporation,
                              (MBIA) 5.25%, 7/01/12         1,008,720
Aaa       AAA         2,000   University of Arizona
                              Medical Center
                              Corporation, (MBIA) 5.00%,
                              7/01/13                       1,938,860
Aaa       AAA         1,000   University of Arizona
                              Medical Center
                              Corporation, (MBIA) 5.00%,
                              7/01/21                         948,970
                                                         ------------
                                                         $ 18,688,530
                                                         ------------
                              INSURED HOUSING - 1.4%
Aaa       AAA        $1,975   City of Sierra Vista,
                              Mountain View Apartments,
                              FHA Insured Mortgage,
                              (MBIA), 5.75%, 1/01/24     $  1,979,325
                                                         ------------
                              INSURED UTILITIES - 6.2%
Aaa       AAA        $4,000   Navajo County, Pollution
                              Control, Arizona Public
                              Service Co., (AMBAC)
                              5.50%, 8/15/28             $  4,023,480
Aaa       AAA         3,500   Pima County, Irvington
                              Power Project, (FSA)
                              7.25%, 7/15/10                3,836,525
Aaa       AAA         1,000   Arizona State Power
                              Authority, Hoover Uprating
                              Project, (MBIA) 5.25%,
                              10/01/17                        998,640
                                                         ------------
                                                         $  8,858,645
                                                         ------------
                              INSURED SPECIAL TAX - 1.4%
Aaa       AAA        $1,750   City of Phoenix, Civic
                              Improvement Excise Tax,
                              (MBIA) 6.60%, 7/01/08      $  1,972,268
                                                         ------------
                              INSURED WATER & SEWER - 1.6%
Aaa       AAA        $1,000   City of Chandler, Water
                              and Sewer, (FGIC) 6.25%,
                              7/01/13                    $  1,066,500
Aaa       AAA         1,200   City of Phoenix, Civic
                              Improvement Wastewater
                              Systems, (MBIA) 5.00%,
                              7/01/18                       1,151,532
                                                         ------------
                                                         $  2,218,032
                                                         ------------
                              SPECIAL TAX - 1.4%
Baa1      A          $1,000   Puerto Rico Highway and
                              Transportation Authority,
                              5.25%, 7/01/20             $    957,520
Baa1      A           1,000   Puerto Rico Highway and
                              Transportation Authority,
                              5.25%, 7/01/21                  956,720
                                                         ------------
                                                         $  1,914,240
                                                         ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
                              TRANSPORTATION - 4.3%
Aa        AA         $1,000   State of Arizona,
                              Transportation Board &
                              Highway, 5.00%, 7/01/10    $    993,860
Aa        AA          2,000   State of Arizona,
                              Transportation Board &
                              Highway, 5.10%, 7/01/11       1,987,240
NR        BBB         3,000   Guam Airport Authority,
                              (AMT) 6.70%, 10/01/23         3,092,040
                                                         ------------
                                                         $  6,073,140
                                                         ------------
                              UTILITIES - 19.7%
Ba2       BB         $2,500   Maricopa County, Pollution
                              Control, Public Service
                              Company of New Mexico,
                              Palo Verde Project,
                              6.375%, 8/15/23            $  2,506,100
Baa1      BBB         5,300   Navajo County, Pollution
                              Control, Arizona Public
                              Service Co., 5.875%,
                              8/15/28                       5,309,434
NR        AA+         1,000   Mohave County, Citizens
                              Utilities Company Project,
                              (AMT) 5.80%, 11/15/28         1,016,150
A         A+          1,000   Puerto Rico Telephone
                              Authority, Variable
                              1/01/20 (1)                   1,091,930
A1        AA-         1,000   Central Arizona Water
                              Conservation District,
                              Central Arizona Project,
                              5.50%, 11/01/09               1,054,270
NR        BBB         1,200   Guam Power Authority,
                              6.30%, 10/01/12               1,232,052
NR        BBB         1,250   Guam Power Authority,
                              6.30%, 10/01/22               1,274,900
Baa1      A-            550   Puerto Rico Electric Power
                              Authority, 7.00%, 7/01/07       599,115
Baa1      A-          4,500   Puerto Rico Electric Power
                              Authority, 5.00%, 7/01/12     4,267,935
Baa1      A-            370   Puerto Rico Electric Power
                              Authority, 7.125%, 7/01/14      406,452
Aa        AA          1,750   Salt River Project
                              Agricultural Improvement
                              and Power District, 5.50%
                              1/01/28                       1,755,128
Aa        AA          3,500   Salt River Project
                              Agricultural Improvement
                              and Power District, 5.25%,
                              1/01/25                       3,510,255

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
Aa        AA          1,000   Salt River Project
                              Agricultural Improvement
                              and Power District, 6.25%,
                              1/01/27                       1,064,630
Aa        AA          1,000   Salt River Project
                              Agricultural Improvement
                              and Power District, 5.25%,
                              1/01/13                       1,002,060
Aa        AA          2,000   Salt River Project
                              Agricultural Improvement
                              and Power District, 5.25%,
                              1/01/19                       1,968,460
                                                         ------------
                                                         $ 28,058,871
                                                         ------------
                              WATER & SEWER - 7.0%
Aa        AA+        $2,000   State of Arizona,
                              Wastewater Management
                              Authority, 6.80%, 7/01/11  $  2,235,960
A1        A           1,100   City of Phoenix, Water
                              System, 5.00%, 7/01/18        1,051,400
A1        A           5,000   City of Phoenix, Water
                              System, 4.75%, 7/01/23        4,577,650
A1        A+          1,000   City of Tucson, Water
                              System, 6.50%, 7/01/16        1,087,520
A1        A+          1,000   City of Tucson, Water
                              System, 5.50%, 7/01/10        1,041,440
                                                         ------------
                                                         $  9,993,970
                                                         ------------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS (IDENTIFIED
                              COST, $131,097,970)        $142,169,027
                                                         ============

(1) The above designated securities have been issued as inverse floater bonds.

The Portfolio primarily invests in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1996, 23.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.4% to 1.5% of total investments.
                       See notes to financial statements

--------------------------------------------------------------------------------
                         Colorado Municipals Portfolio
                  Portfolio of Investments - January 31, 1996
                                  (Unaudited)

--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
----------------------------------------------------------------
                              ESCROWED - 3.7%
Aaa       AAA        $4,000   Colorado Health Facilities
                              Authority, Liberty Heights
                              Project, (FSA) 0%, 7/15/24  $   648,440
Aaa       NR          5,500   Dawson Ridge County,
                              Metropolitan District, 0%,
                              10/1/22                         994,510
NR        AAA           150   Puerto Rico Highway and
                              Transportation Authority,
                              6.50%, 7/1/22                   172,286
                                                          -----------
                                                          $ 1,815,236
                                                          -----------
                              GENERAL OBLIGATIONS - 9.3%
A         NR         $  500   City of Aspen, 5.625%,
                              4/15/14                     $   506,215
A1        AA          1,000   Boulder and Gilpin
                              Counties, Boulder Valley
                              School District, 6.30%,
                              12/1/13                       1,074,490
NR        A             750   Larimer, Weld & Boulder
                              Counties, Thompson School
                              District, 6.05%, 12/15/08       798,578
Baa1      A           1,000   Commonwealth of Puerto
                              Rico, 5.40%, 7/1/25             972,670
Baa1      A           1,000   Commonwealth of Puerto
                              Rico, Public Building
                              Authority, 5.75%, 7/1/15      1,013,710
NR        NR            100   Virgin Islands Public
                              Finance Authority, 7.25%,
                              10/1/18                         107,543
                                                          -----------
                                                          $ 4,473,206
                                                          -----------
                              HOSPITALS - 12.3%
Baa1      BBB+       $1,250   Boulder County, Longmont
                              United Hospital, 5.875%,
                              12/1/20                     $ 1,226,663
Baa       BBB         2,050   Colorado Health Facilities
                              Authority, Rocky Mountain
                              Adventist Healthcare,
                              6.625%, 2/1/13                2,109,327
Baa1      NR          2,000   Colorado Health Facilities
                              Authority, Parkview
                              Memorial Hospital, 6.125%,
                              9/1/25                        1,958,440
NR        BBB-          650   Colorado Health Facilities
                              Authority, National Jewish
                              Center, 6.875%, 2/15/12         659,366
                                                          -----------
                                                          $ 5,953,796
                                                          -----------
                              HOUSING - 13.3%
NR        NR         $  350   Lake Creek Affordable
                              Housing Corporation,
                              Multi-family, 8.00%,
                              12/1/23                     $   360,665
NR        AAA         1,000   City of Lakewood,
                              Multi-family,
                              Mortgage Loan (FHA), (AMT)
                              6.65%, 10/1/25                1,042,750
Aa        NR          1,915   Colorado Housing and
                              Finance Authority, Single
                              Family Access Program,
                              7.90%, 12/1/24                2,170,844
Aa        NR            970   Colorado Housing and
                              Finance Authority, Single
                              Family Access Program,
                              8.00%, 12/1/24 (2)            1,106,072

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
----------------------------------------------------------------
Aa        NR            600   Colorado Housing and
                              Finance Authority, Single
                              Family, (AMT) 7.65%,
                              12/1/25                         674,117
NR        AAA         1,000   Denver County,
                              Multi-family, Lofts
                              Project, 6.15%, 12/1/16       1,021,810
                                                          -----------
                                                          $ 6,376,258
                                                          -----------
                              INDUSTRIAL DEVELOPMENTS
                              REVENUE - 3.5%
A2        NR         $1,750   Puerto Rico Pollution
                              Control, American Home
                              Products Corporation,
                              5.10%, 12/1/18              $ 1,661,660
                                                          -----------
                              INSURED EDUCATION - 2.1%
Aaa       AAA        $1,000   Board of Trustees of the
                              State Colleges in Colorado,
                              Adams State College of
                              Colorado Project, (MBIA)
                              5.70%, 5/15/14              $ 1,032,090
                                                          -----------
                              INSURED GENERAL OBLIGATIONS - 13.8%
Aaa       AAA        $  500   City and County of Denver
                              School District #1, (MBIA)
                              5.125%, 12/1/12             $   488,125
Aaa       AAA         1,000   Douglas and Elbert
                              Counties, Douglas County
                              School District, (MBIA)
                              6.40%, 12/15/11               1,095,080
Aaa       AAA         1,750   Eagle, Garfield & Routt
                              Counties, School District
                              No. RE 50J, (FGIC) 6.30%,
                              12/1/12                       1,914,745
Aaa       AAA         1,100   Highlands Ranch
                              Metropolitan District No.
                              2, Douglas County, (CGIC),
                              6.50%, 6/15/12 (2)            1,239,249
Aaa       AAA         1,000   Poudre School District R-1
                              of Larimer County, (MBIA)
                              6.50%, 12/15/11               1,094,270
Aaa       AAA           750   Pueblo County School
                              District No.70, Pueblo
                              Rural, (AMBAC) 6.40%,
                              12/1/14                         808,013
                                                          -----------
                                                          $ 6,639,482
                                                          -----------
                              INSURED HOSPITALS - 13.8%
Aaa       AAA        $2,500   Colorado Health Facilities
                              Authority, Sisters of
                              Charity, (MBIA) 5.25%,
                              5/15/14                     $ 2,465,125
Aaa       AAA         2,000   Colorado Health Facilities
                              Authority, Boulder
                              Community Hospital, (MBIA)
                              5.875%, 10/1/23               2,064,580
Aaa       AAA         2,000   Colorado Springs Hospital,
                              (MBIA) 6.00% 12/15/24 (4)     2,098,560
                                                          -----------
                                                          $ 6,628,265
                                                          -----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
----------------------------------------------------------------
                              INSURED HOUSING - 2.3%
Aaa       AAA        $1,000   City of Thornton, SCA
                              Realty MFMR, (FSA) 7.10%,
                              1/1/30                      $ 1,105,060
                                                          -----------
                              INSURED UTILITIES - 0.7%
Aaa       AAA        $  300   Puerto Rico Electric Power
                              Authority, (FSA) 7/1/03 (1) $   351,495
                                                          -----------
                              INSURED SPECIAL TAX - 2.2%
Aaa       AAA        $1,000   City of Broomfield Sales
                              and User Tax, (AMBAC)
                              6.30%, 12/1/14              $ 1,064,770
                                                          -----------
                              INSURED TRANSPORTATION - 4.4%
Aaa       AAA        $2,100   City and County of Denver,
                              Denver International
                              Airport, (MBIA) 5.60%,
                              11/15/20 (4)                $ 2,117,829
                                                          -----------
                              INSURED WATER & SEWER - 2.0%
Aaa       AAA        $1,000   Municipal Subdistrict,
                              Northern Colorado Water
                              Conservancy District,
                              (AMBAC) 5.00%, 12/1/17      $   957,650
                                                          -----------
                              SPECIAL TAX - 5.5%
Baa1      A          $2,750   Puerto Rico Highway and
                              Transportation Authority,
                              5.25%, 7/1/20               $ 2,633,180
                                                          -----------
                              TRANSPORTATION - 5.7%
Baa3      BB         $1,500   City and County of Denver,
                              Colorado Special Facilities
                              Airport System, United
                              Airlines, (AMT) 6.875%,
                              10/1/32 (3)                 $ 1,551,645
Baa       BBB           500   City and County of Denver,
                              Colorado Airport System,
                              (AMT) 6.75%, 11/15/22 (3)       526,285

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
----------------------------------------------------------------
Baa       BBB           500   City and County of Denver,
                              Colorado Airport System,
                              (AMT) 7.50%, 11/15/23           557,940
NR        BBB           100   Guam Airport Authority,
                              (AMT) 6.70%, 10/1/23            103,068
                                                          -----------
                                                          $ 2,738,938
                                                          -----------
                              UTILITIES - 5.4%
NR        BBB        $  350   Guam Power Authority,
                              5.25%, 10/1/13              $   323,418
NR        BBB           500   Guam Power Authority,
                              6.625%, 10/1/14                 524,285
Aa        A+          1,750   Platte River Power
                              Authority, 5.50%, 6/1/18      1,752,151
                                                          -----------
                                                          $ 2,599,854
                                                          -----------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS (IDENTIFIED
                              COST, $44,485,539)          $48,148,769
                                                          ===========

(1) The above designated securities have been issued as inverse floater bonds.
(2) When-issued security.
(3) Security has been segregated to cover when-issued securities.
(4) Security has been segregated to cover margin requirements for open financial futures contracts.

The Portfolio primarily invests in debt securities issued by Colorado municipalities. The ability of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1996, 41.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 2.6% to 25.9% of total investments.
                       See notes to financial statements

--------------------------------------------------------------------------------
                        Connecticut Municipals Portfolio
                  Portfolio of Investments - January 31, 1996
                                  (Unaudited)

--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
----------------------------------------------------------------
                              EDUCATION -- 9.1%
Baa       BBB       $ 1,000   Connecticut HEFA,
                              University of Hartford,
                              6.75%, 7/1/12               $  1,040,170
Baa       BBB         5,500   Connecticut HEFA,
                              University of Hartford,
                              6.80%, 7/1/22                  5,709,550
NR        BBB-        4,775   Connecticut HEFA,
                              Quinnipiac College, 6.00%,
                              7/1/23                         4,625,065
Baa       A           1,000   Connecticut HEFA, Sacred
                              Heart University, 6.80%,
                              7/1/12                         1,085,710
NR        BBB-        1,000   Connecticut HEFA, Sacred
                              Heart University, 5.80%,
                              7/1/23                           940,010
NR        A           1,125   Connecticut HEFA, Taft
                              School, 5.40%, 7/1/20          1,120,399
Aaa       AAA         3,400   Connecticut HEFA, Yale
                              University, 7.791%,
                              6/10/30 (1)                    3,620,184
                                                          ------------
                                                          $ 18,141,088
                                                          ------------
                              ESCROWED TO MATURITY - 2.9%
NR        AA-       $   650   State of Connecticut
                              General Obligations Bonds,
                              6.875%, 7/15/10             $    733,440
NR        AAA           800   Connecticut Special Tax
                              Obligation Bonds (STO),
                              Transportation
                              Infrastructure Purposes,
                              6.75%, 6/1/11                    919,232
Aaa       AA-           645   Connecticut STO
                              Transportation
                              Infrastructure Purposes,
                              6.50%, 7/1/09                    708,191
A1        NR            300   Amity RSD No. 5 Bonds,
                              6.80%, 6/15/08                   324,900
NR        A-          1,630   City of Stratford,
                              Government Obligations
                              Bonds, 7.30%, 3/1/12           1,885,013
NR        AAA         1,000   Puerto Rico Industrial
                              Medical & Environmental
                              Pollution Control
                              Facilities, Dr. Pila
                              Hospital, 7.85%, 8/1/28        1,114,790
                                                          ------------
                                                          $  5,685,566
                                                          ------------
                              GENERAL OBLIGATIONS - 4.5%
A         AA-       $ 2,000   City of Bridgeport, 6.125%,
                              3/1/05                      $  2,176,900
Aa        AA-         1,750   State of Connecticut,
                              Capital Appreciation Bonds,
                              0%, 11/1/09                      869,068
Aa        AA-         1,000   State of Connecticut,
                              5.50%, 3/15/10                 1,049,090
Aa        AA-           500   State of Connecticut,
                              5.50%, 3/15/11                   521,935
Aa        AA          1,270   City of Danbury, 4.50%,
                              2/1/14                         1,154,468
Aa1       NR            650   City of Farmington, 5.70%,
                              1/15/11                          702,468
NR        BBB           500   Government of Guam, 5.40%,
                              11/15/18                         464,710

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
----------------------------------------------------------------
Aa1       AA+           925   City of Norwalk Maritime
                              Center Project Bonds,
                              6.05%, 2/1/09                    996,493
NR        NR          1,000   Virgin Islands PFA Revenue
                              Bonds, 7.25%, 10/1/18          1,075,430
                                                          ------------
                                                          $  9,010,562
                                                          ------------
                              HEALTH CARE (NON-HOSPITAL) - 12.3%
A1        AA-       $   600   Connecticut HEFA, Nursing
                              Home Program (NHP) (Noble
                              Horizons), 6.00%, 11/1/22   $    618,216
A1        AA-         1,000   Connecticut HEFA, (NHP)
                              (Jewish Home-Fairfield),
                              6.25%, 11/1/20                 1,059,270
A1        AA-           655   Connecticut HEFA, (NHP)
                              (St. Camillus), 6.25%,
                              11/1/18                          693,822
A1        AA-         3,250   Connecticut HEFA, (NHP)
                              (St. Joseph's Manor) 6.25%,
                              11/1/16                        3,434,535
A1        AA-         1,365   Connecticut HEFA, (NHP)
                              (Sharon Healthcare) 6.25%,
                              11/1/14                        1,449,316
A2        NR          9,000   Connecticut Development
                              Authority Health Care Bonds
                              (Duncaster), 6.75%, 9/1/15     9,671,760
A1        AA-           720   Connecticut HEFA, (NHP)
                              (Highland View), 7.00%,
                              11/1/07                          824,141
A1        AA-           335   Connecticut HEFA, (NHP)
                              (Wadsworth Glen), 7.00%,
                              11/1/07                          383,454
A1        AA-         2,000   Connecticut HEFA, (NHP)
                              (Wadsworth Glen), 7.50%,
                              11/1/16                        2,329,660
A1        AA-           500   Connecticut HEFA (NHP)
                              Windsor Nursing Home
                              7.125%, 11/1/24                  566,425
A1        AA-         3,000   Connecticut HEFA, (NHP)
                              (Windsor), 7.125%, 11/1/14     3,409,830
                                                          ------------
                                                          $ 24,440,429
                                                          ------------
                              HOSPITALS - 7.2%
NR        A-        $ 3,770   Connecticut HEFA, William
                              W. Backus Hospital, 6.375%,
                              7/1/22                      $  3,902,214
Baa1      NR          9,150   Connecticut HEFA, Griffin
                              Hospital, 5.75%, 7/1/23        8,337,403
NR        BBB-        2,000   Connecticut HEFA, New
                              Britan Memorial Hospital,
                              7.75%, 7/1/22                  2,168,800
                                                          ------------
                                                          $ 14,408,417
                                                          ------------
                              HOUSING - 10.5%
Aa        AA        $   100   Connecticut HFA Mortgage
                              Revenue Bonds (MRB), 7.40%,
                              11/15/99                    $    104,177
Aa        AA            250   Connecticut HFA, (MRB),
                              7.10%, 11/15/00                  263,120

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
----------------------------------------------------------------
                              HOUSING - (CONTINUED)
Aa        AA            200   Connecticut HFA, (MRB),
                              7.00%, 11/15/09                  213,472
Aa        AA          6,200   Connecticut HFA, (MRB),
                              6.70%, 11/15/12                6,640,510
Aa        AA            210   Connecticut HFA, (MRB),
                              6.55%, 11/15/13                  222,020
Aa        AA          3,000   Connecticut HFA, (MRB),
                              6.20%, 5/15/14                 3,102,210
Aa        AA          1,700   Connecticut HFA, (MRB),
                              6.35%, 5/15/17                 1,784,864
Aa        AA+           140   Connecticut HFA, (MRB),
                              7.625%, 11/15/17                 145,254
Aa        AA          1,340   Connecticut HFA, (MRB),
                              6.90%, 5/15/20                 1,398,947
Aa        AA          1,750   Connecticut HFA, (MRB),
                              6.20%, 5/12/21                 1,783,180
Aa        AA            100   Connecticut HFA, (MRB),
                              6.70%, 11/5/22                   103,606
Aa        AA          2,500   Connecticut HFA, (MRB),
                              6.60%, 11/15/23                2,632,250
Aa        AA          2,000   Connecticut HFA, (MRB),
                              6.75%, 11/15/23                2,126,200
NR        AA            305   Puerto Rico HFC, (MRB),
                              7.50%, 10/1/11                   319,518
                                                          ------------
                                                          $ 20,839,328
                                                          ------------
                              INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL
                              REVENUES - 4.7%
Aaa       AAA       $ 1,000   Connecticut Development
                              Authority PCR (Pfizer
                              Inc.), 6.55%, 2/15/13       $  1,104,280
Aa        AA-         2,000   Connecticut Development
                              Authority (Economic
                              Development Projects),
                              Revenue Bonds, 6.00%,
                              11/15/08                       2,128,880
A1        A+          2,000   Connecticut Development
                              Authority (New England
                              Power Company Project),
                              7.25%, 10/15/15                2,176,120
NR        BBB+        3,065   Connecticut Development
                              Authority Airport Facility
                              (Signature flight) 6.625%,
                              12/1/14                        3,146,805
Baa3      BB+           700   Puerto Rico Port Authority
                              American Airlines, 6.30%,
                              6/1/23                           716,758
                                                          ------------
                                                          $  9,272,843
                                                          ------------
                              INSURED AIRPORTS - 4.9%
Aaa       AAA       $ 8,200   State of Connecticut
                              Airport Revenue Bonds,
                              Bradley International
                              Airport, (FGIC), 7.65%,
                              10/1/12                     $  9,787,192
                                                          ------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
----------------------------------------------------------------
                              INSURED COLLEGE AND UNIVERSITY - 3.9%
Aaa       AAA       $   725   Connecticut HEFA, Fairfield
                              University (MBIA), 5.00%,
                              7/1/18                      $    700,321
Aaa       AAA         1,200   Connecticut HEFA,
                              Connecticut College (MBIA),
                              6.625%, 7/1/11                 1,304,904
Aaa       AAA         2,000   Connecticut HEFA, Trinity
                              College (MBIA), 6.00%,
                              7/1/22                         2,095,220
Aaa       AAA         1,555   Connecticut HEFA, Choate
                              Rosemary College (MBIA),
                              6.80%, 7/1/15 (2)              1,751,925
Aaa       AAA           750   Connecticut HEFA, Loomis
                              Chafee (MBIA), 6.00%,
                              7/1/15                           790,867
Aaa       AAA         1,000   Connecticut HEFA, Loomis
                              Chafee (MBIA), 6.00%,
                              7/1/25                         1,047,560
                                                          ------------
                                                          $  7,690,797
                                                          ------------
                              INSURED MISCELLANEOUS - 1.6%
Aaa       AAA       $ 2,160   Connecticut Municipal
                              Electric Energy Cooperative
                              Bonds (MBIA), 5.00%, 1/1/18 $  2,087,359
Aaa       AAA         1,000   South Central Connecticut
                              Water Authority Revenue
                              Bonds 5.75%, 8/1/12            1,043,820
                                                          ------------
                                                          $  3,131,179
                                                          ------------
                              INSURED GENERAL OBLIGATIONS - 3.3%
Aaa       AAA       $ 1,220   Town of Bethel, (MBIA),
                              6.50%, 2/15/09              $  1,412,711
Aaa       AAA           740   Town of Stratford, (MBIA),
                              6.60%, 3/1/11                    867,717
Aaa       AAA         1,000   City of New Britain,
                              (MBIA), 6.00%, 3/1/12          1,094,400
Aaa       AAA         1,000   Town of Plainfield, (MBIA),
                              6.375%, 8/1/11                 1,089,320
Aaa       AAA         2,000   Puerto Rico Public Building
                              Authority Bonds (AMBAC),
                              5.50%, 7/1/25                  2,013,360
                                                          ------------
                                                          $  6,477,508
                                                          ------------
                              INSURED HEALTHCARE - 0.8%
Aaa       AAA       $ 1,735   Connecticut HEFA, (NHP)
                              (St. Joseph's Living
                              Center), (AMBAC) 5.10%,
                              11/1/19                     $  1,686,004
                                                          ------------
                              INSURED HOSPITAL - 11.2%
Aaa       AAA       $ 1,000   Connecticut HEFA,
                              Bridgeport Hospital (MBIA),
                              6.625%, 7/1/18              $  1,103,810
NR        AAA         1,600   Connecticut HEFA,
                              Bridgeport Hospital (CLEE),
                              5.25%, 7/1/15                  1,561,872
Aaa       AAA         6,750   Connecticut HEFA, St.
                              Francis Hospital (FGIC),
                              5.00%, 7/1/23                  6,384,150
Aaa       AAA         1,500   Connecticut HEFA, Lawrence
                              and Memorial Hospital
                              (MBIA), 5.00%, 7/1/13          1,464,165

--------------------------------------------------------------------------------
                  CONNECTICUT MUNICIPALS PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
----------------------------------------------------------------
                              INSURED HOSPITAL - (CONTINUED)
Aaa       AAA         5,750   Connecticut HEFA, Lawrence
                              and Memorial Hospital
                              (MBIA), 5.00%, 7/1/22          5,498,150
Aaa       AAA         1,000   Connecticut HEFA, Hospital
                              of St. Raphael (AMBAC),
                              6.50%, 7/1/11                  1,160,920
Aaa       AAA         1,500   Connecticut HEFA, Hospital
                              of St. Raphael (AMBAC),
                              6.625%, 7/1/14                 1,627,410
Aaa       AAA         2,000   Connecticut HEFA, Yale-New
                              Haven Hospital (MBIA),
                              6.50%, 7/1/12                  2,191,740
Aaa       AAA         1,200   Connecticut HEFA, Yale-New
                              Haven Hospital (MBIA),
                              7.10%, 7/1/25                  1,340,016
                                                          ------------
                                                          $ 22,332,233
                                                          ------------
                              INSURED SOLID WASTE - 1.0%
Aaa       AAA       $ 2,000   Connecticut Resources
                              Recovery Authority Mid-
                              Connecticut System Bonds
                              (MBIA), 5.50%, 11/15/12     $  1,997,640
                                                          ------------
                              INSURED WATER AND SEWER - 0.8%
Aaa       AAA       $ 1,750   Connecticut Development
                              Authority Water Facilities
                              Bonds, Connecticut Water
                              Company (AMBAC), (AMT),
                              5.875%, 9/1/22              $  1,786,855
                                                          ------------
                              SOLID WASTE - 8.1%
A         NR        $ 2,500   Bristol Resource Recovery
                              Facility Operating
                              Committee, (Ogden Martin
                              Systems), 6.50%, 7/1/14     $  2,672,350
Baa1      AA-           450   Connecticut Resources
                              Recovery Authority
                              (American REF-FUEL
                              Company), (AMT), 8.00%,
                              11/15/15                         495,581
Baa1      A           1,000   Connecticut Resources
                              Recovery Authority
                              (American REF-FUEL
                              Company), (AMT), 8.10%,
                              11/15/15                       1,103,850
A2        A           4,250   Connecticut Resources
                              Recovery Authority
                              (American REF-FUEL
                              Company), (AMT), 6.45%,
                              11/15/22                       4,462,628

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
----------------------------------------------------------------
NR        A-          7,970   Eastern Connecticut
                              Resource Recovery
                              Authority, (Wheelabrator
                              Lisbon), 5.50%, 1/1/20         7,325,068
                                                          ------------
                                                          $ 16,059,477
                                                          ------------
                              SPECIAL TAX - 4.8%
A1        AA-       $ 1,000   State of Connecticut STO,
                              5.40%, 9/1/10               $  1,015,640
A1        AA-         3,180   State of Connecticut STO,
                              6.125%, 9/1/12                 3,526,429
Baa1      A           4,465   Puerto Rico Highway &
                              Transportation Authority,
                              series x, 5.50%, 7/1/15        4,475,314
Baa1      A             500   Puerto Rico Highway &
                              Transportation Authority
                              5.50%, 7/1/15                    505,335
                                                          ------------
                                                          $  9,522,718
                                                          ------------
                              STUDENT LOANS - 2.4%
A1        NR        $   440   Connecticut Higher
                              Education Supplemental Loan
                              Authority Revenue Bonds
                              (AMT), 7.375%, 11/15/05     $    467,795
A1        NR          1,340   Connecticut Higher
                              Education Supplemental Loan
                              Authority Revenue Bonds
                              (AMT), 6.20%, 11/15/09         1,397,647
A1        NR          2,760   Connecticut Higher
                              Education Supplemental Loan
                              Authority Revenue Bonds
                              (AMT), 7.50%, 11/15/10         2,943,098
                                                          ------------
                                                          $  4,808,540
                                                          ------------
                              UTILITY - 4.3%
NR        BBB       $ 1,100   Guam Power Authority
                              Revenue Bonds, 6.625%,
                              10/1/14                     $  1,153,427
NR        BBB         3,625   Guam Power Authority
                              Revenue Bonds, 6.30%,
                              10/1/22                        3,697,210
NR        NR          3,500   Virgin Islands Water and
                              Power Authority, Electric
                              Revenue System Bonds 7.40%,
                              7/1/11                         3,758,825
                                                          ------------
                                                          $  8,609,462
                                                          ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
----------------------------------------------------------------
                              WATER & SEWER REVENUE - 1.7%
Aa        AA+       $ 1,250   State of Connecticut Clean
                              Water Fund Revenue Bonds,
                              6.00%, 10/1/12              $  1,393,075
NR        A+          2,225   Connecticut Development
                              Authority Water Facilities,
                              Stamford Water Company,
                              5.30%, 9/1/28                  2,151,263
                                                          ------------
                                                          $  3,544,338
                                                          ------------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS (IDENTIFIED
                              COST, $190,611,515)         $199,232,176
                                                          ============

(1) The above designated securities have been issued as inverse floater bonds.
(2) Security has been segregated to cover margin requirements for open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1996, 27.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 4.3% to 14.0% of total investments.
                       See notes to financial statements

--------------------------------------------------------------------------------
                         Michigan Municipals Portfolio
                  Portfolio of Investments - January 31, 1996
                                  (Unaudited)

--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
                              EDUCATION - 1.1%
NR        BBB-       $2,000   Puerto Rico Polytechnic
                              University, 6.50%, 8/1/24  $  2,078,560
                                                         ------------
                              ELECTRIC UTILITIES - 3.5%
NR        BBB        $1,000   Guam Power Authority,
                              6.625%, 10/1/14            $  1,048,570
A1        AA-         2,000   MI Pub Power Agency Belle
                              River Project, 5.00%,
                              1/1/19                        1,877,960
Baa1      BBB+          500   MI South Central Power
                              Agency Supply System,
                              6.75%, 11/1/10                  534,350
Baa1      BBB         1,790   Monroe County, MI PCR
                              Detroit Edison Project,
                              7.75%, 12/1/19                1,977,126
Baa1      A-          1,000   Puerto Rico Electric Power
                              Authority, 5.00%, 7/1/12        948,430
Baa1      A-            365   Puerto Rico Electric Power
                              Authority, 7.125%, 7/1/14       400,960
                                                         ------------
                                                         $  6,787,396
                                                         ------------
                              ESCROWED - 7.6%
Aa        NR         $2,550   Clintondale, MI Community
                              Schools, 6.75%, 5/1/24     $  2,937,141
Ba1       AAA           500   Detroit, MI General
                              Obligation, 8.00%, 4/1/11       595,280
NR        AA            940   Detroit City School
                              District, MI School
                              Building and Site, 7.15%,
                              5/1/11                        1,084,224
Aaa       AAA         1,000   Lake Orion, MI School
                              District General
                              Obligation, 7.00%, 5/1/20     1,189,620
Aaa       AAA           750   MI HFA, Oakwood Hospital,
                              7.20%, 11/1/15                  858,608
Aaa       AAA         3,500   Monroe County, MI EDC
                              Mercy Memorial Hospital,
                              7.00%, 9/1/21                 4,047,225
NR        AA            955   Okemos Public Schools,
                              MI School Building and
                              Site, 6.90%, 5/1/11           1,090,400
NR        NR          2,400   Wyandotte School District,
                              MI School Building and
                              Site, 6.90%, 5/1/16           2,740,272
                                                         ------------
                                                         $ 14,542,770
                                                         ------------
                              GENERAL OBLIGATIONS - 5.2%
Aa        AA         $  500   Avondale School District,
                              Michigan School Building
                              and Site, 6.75%, 5/1/14    $    544,180
Ba1       BBB           500   Detroit City, Michigan,
                              6.70%, 4/1/10                   534,530
Ba1       BBB         5,630   Detroit City, Michigan,
                              6.35%, 4/1/14                 5,786,627
A         AA            500   East Lancing, Michigan
                              Building Authority, 7.00%,
                              10/1/16                         536,295
Aa        AA          1,350   Martin, Michigan Public
                              School Building and Site,
                              6.60%, 5/1/20                 1,434,415

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
Aa        AA          1,000   Mattawan, Michigan
                              Consolidated Schools,
                              6.40%, 5/1/09                 1,084,910
                                                         ------------
                                                         $  9,920,957
                                                         ------------
                              HOSPITALS - 13.5%
A         A          $  450   Michigan HFA Detroit
                              Medical Center Obligated
                              Group, 7.50%, 8/15/11      $    496,787
A         A           4,550   Michigan HFA Detroit
                              Medical Center Obligated
                              Group, 5.50%, 8/15/23         4,309,578
A         A           5,500   Michigan HFA Detroit
                              Medical Center Obligated
                              Group, 6.25%, 8/15/13         5,650,700
Aa        AA            250   Michigan HFA Henry Ford
                              Continuing Care
                              Corporation, 6.75%, 7/1/11      270,350
A1        NR          2,970   Michigan HFA McLaren
                              Obligated Group, 5.375%,
                              10/15/13                      2,888,800
A1        NR          6,000   Michigan HFA McLaren
                              Obligated Group, 4.50%,
                              10/15/21                      5,020,260
A         A           4,130   Michigan HFA MidMichigan
                              Obligated Group, 6.625%,
                              6/1/10                        4,286,857
NR        NR          1,000   Michigan HFA Presbyterian
                              Villages, 6.50%, 1/1/25         989,630
Aa        AA          1,750   Royal Oak, Michigan
                              William Beaumont Hospital,
                              6.75%, 1/1/20                 1,867,303
                                                         ------------
                                                         $ 25,780,265
                                                         ------------
                              HOUSING - 1.7%
NR        A+         $1,210   Michigan HDA Rental
                              Housing (AMT), 7.15%,
                              4/1/10                     $  1,312,305
NR        A+          1,000   Michigan HDA Rental
                              Housing, 7.10%, 4/1/21        1,069,080
NR        AA+           895   Michigan HDA Single Family
                              Mortgage, 6.95%, 12/1/20        957,516
                                                         ------------
                                                         $  3,338,901
                                                         ------------
                              INDUSTRIAL DEVELOPMENT REVENUE/
                              POLLUTION CONTROL REVENUE - 9.3%
Baa1      BBB        $6,970   Dickinson, Michigan PCR-
                              Champion International,
                              5.85%, 10/1/18             $  6,874,720
A3        A-          6,970   Michigan Strategic Fund-
                              General Motors, 6.20%,
                              9/1/20                        7,243,991
NR        BBB+          110   Michigan Strategic
                              Fund-KMart
                              Corporation, 6.80%,
                              6/15/07                          92,777
NR        NR          3,000   Michigan Strategic Fund-
                              SD Warren Company, 7.375%,
                              (AMT) 1/15/22                 3,146,850
NR        BB            530   Richmond, Michigan EDC
                              KMart Corporation, 6.625%,
                              1/1/07                          442,656
                                                         ------------
                                                         $ 17,800,994
                                                         ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
                              INSURED EDUCATION - 5.4%
Aaa       AAA        $  500   Eastern Michigan
                              University, (AMBAC),
                              6.375%, 6/1/14             $    530,995
Aaa       AAA         1,500   Ferris State University,
                              Michigan (MBIA), 5.25%,
                              10/1/15                       1,490,790
Aaa       AAA         1,100   Ferris State University,
                              Michigan (MBIA), 5.25%,
                              10/1/20                       1,092,399
Aaa       AAA           500   Michigan Higher Education
                              Student Loan (AMBAC),
                              6.875%, 10/1/07                 535,405
Aaa       AAA         3,510   Wayne State University,
                              Michigan (AMBAC), 5.65%,
                              11/15/15                      3,585,114
Aaa       AAA         2,600   Western Michigan
                              University (FGIC), 5.00%,
                              7/15/21                       2,463,838
Aaa       AAA           500   Western Michigan
                              University (AMBAC), 6.50%,
                              7/15/21                         534,820
                                                         ------------
                                                         $ 10,233,361
                                                         ------------
                              INSURED ELECTRIC UTILITIES - 2.8%
Aaa       AAA        $  300   Michigan Strategic Fund,
                              Detroit Edison Company
                              (FGIC), 6.95%, 5/1/11      $    355,452
Aaa       AAA         4,000   Michigan Strategic Fund,
                              Detroit Edison Company
                              (FGIC), 6.95%, 9/1/21         4,382,520
Aaa       AAA           550   Monroe County, Michigan
                              PCR Detroit Edison Company
                              (FGIC) (AMT), 7.65%,
                              9/1/20                          619,108
                                                         ------------
                                                         $  5,357,080
                                                         ------------
                              INSURED GENERAL OBLIGATIONS - 14.2%
Aaa       AAA        $2,000   Chippewa Valley, Michigan
                              School District (FGIC),
                              5.00%, 5/1/21              $  1,895,560
Aaa       AAA         1,000   Dearborn, Michigan School
                              District (MBIA), 5.00%,
                              5/1/10                          988,880
Aaa       AAA           545   Goodrich, Michigan School
                              District (AMBAC), 5.70%,
                              5/1/15                          559,514
Aaa       AAA         2,000   Grand Ledge, Michigan
                              School District (MBIA),
                              7.875%, 5/1/11                2,503,700
Aaa       AAA         2,000   Grand Ledge, Michigan
                              School
                              District (MBIA), 5.375%,
                              5/1/24                        1,972,640
Aaa       AAA         2,000   Holland City, Michigan
                              School
                              District (AMBAC), 0%,
                              5/1/17                          615,020
Aaa       AAA         1,000   Holly, Michigan School
                              District (FGIC), 5.625%,
                              5/1/25                        1,007,770
Aaa       AAA         1,500   Iron Mountain, Michigan
                              School District (AMBAC),
                              5.125%, 5/1/21 (1)            1,435,425
Aaa       AAA         4,500   Livonia, Michigan School
                              District (FGIC), 5.125%,
                              5/1/22                        4,260,690
Aaa       AAA         2,000   Lowell, Michigan Schools
                              (FGIC), 0%, 5/1/16              656,560
Aaa       AAA         2,000   Napoleon, Michigan School
                              District (FGIC) 5.50%,
                              5/1/20                        2,004,460

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
Aaa       AAA         1,000   Napoleon, Michigan School
                              District (FGIC) 5.50%,
                              5/1/24                          997,060
Aaa       AAA         2,610   Okemos, Michigan Public
                              Schools (MBIA), 0%, 5/1/16      861,900
Aaa       AAA           500   Pellston, Michigan Public
                              Schools (MBIA), 6.625%,
                              5/1/12                          546,435
Aaa       AAA         4,000   Riverview Community School
                              District, Michigan
                              (AMBAC), 5.25%, 5/1/21        3,853,480
Aaa       AAA         1,245   Traverse, Michigan Public
                              Schools (MBIA), 5.70%,
                              5/1/16                        1,268,680
Aaa       AAA         1,400   Vicksburg Community
                              Schools, Michigan (MBIA),
                              0%, 5/1/16                      452,410
Aaa       AAA         1,000   Vicksburg Community
                              Schools, Michigan (MBIA),
                              0%, 5/1/17                      305,610
Aaa       AAA         1,000   Western, Michigan School
                              District (MBIA), 5.70%,
                              5/1/15                        1,023,260
                                                         ------------
                                                         $ 27,209,054
                                                         ------------
                              INSURED HEALTHCARE - 0.7%
Aaa       AAA        $1,250   Farmington Hills, Michigan
                              EDC-Botsford Continuing
                              Care (MBIA), 5.75%,
                              2/15/25                    $  1,272,450
                                                         ------------
                              INSURED HOSPITAL - 10.1%
Aaa       AAA        $3,000   Dearborn City, Michigan
                              EDC Oakwood Obligated
                              Group (MBIA), 5.25%,
                              8/15/14                    $  2,944,200
Aaa       AAA         1,000   Dearborn City, Michigan
                              EDC Oakwood Obligated
                              Group (MBIA), 5.25%,
                              8/15/21                         969,900
Aaa       AAA         3,500   Jackson County, Michigan
                              HFA W.A. Foote Memorial
                              (FGIC), 4.75%, 6/1/15         3,232,845
Aaa       AAA         5,735   Kalamazoo City, Michigan
                              HFA Borgess Medical Center
                              (FGIC), 5.25%, 6/1/17         5,619,268
Aaa       AAA         3,200   Michigan HFA Linked Bulls
                              & Bears (FSA), 6.10%,
                              8/15/22                       3,408,288
Aaa       AAA         2,215   Michigan HFA Mercy
                              Memorial Hospital (MBIA),
                              5.25%, 6/1/21                 2,157,321
Aaa       AAA         1,000   Michigan HFA Foote
                              Memorial Hospital (FGIC),
                              5.25%, 6/1/23                   967,520
                                                         ------------
                                                         $ 19,299,342
                                                         ------------
                              INSURED HOUSING - 0.3%
Aaa       AAA        $  500   Michigan HDA Parkway
                              Meadows Projects (FSA),
                              6.85%, 10/15/18            $    535,390
                                                         ------------
                              INSURED SPECIAL TAX - 0.2%
Aaa       AAA        $  400   Grand Rapids, Michigan
                              Downtown Development
                              Authority Tax Increment
                              (MBIA), 6.875%, 6/1/24     $    446,800
                                                         ------------

--------------------------------------------------------------------------------
                    MICHIGAN TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
                              INSURED TRANSPORTATION - 3.7%
Aaa       AAA        $4,000   Michigan State Trunk Line
                              (FGIC), 5.80%, 11/15/24    $  4,092,920
Aaa       AAA         1,000   Wayne County, Michigan
                              Airport (MBIA), 5.25%,
                              12/1/13                         973,960
Aaa       AAA         2,000   Wayne County, Michigan
                              Airport (MBIA), 5.25%,
                              (AMT) 12/1/21                 1,950,160
                                                         ------------
                                                         $  7,017,040
                                                         ------------
                              INSURED WATER & SEWER - 8.9%
Aaa       AAA        $  300   Clinton Township, Michigan
                              Water and Sewage System
                              (AMBAC), 4.75%, 7/1/09     $    287,067
Aaa       AAA           400   Clinton Township, Michigan
                              Water and Sewage System
                              (AMBAC), 4.75%, 7/1/10          378,008
Aaa       AAA           400   Clinton Township, Michigan
                              Water and Sewage System
                              (AMBAC), 4.75%, 7/1/11          375,008
Aaa       AAA           400   Clinton Township, Michigan
                              Water and Sewage System
                              (AMBAC), 4.75%, 7/1/12          374,816
Aaa       AAA         4,425   Detroit City, Michigan
                              Water Supply System
                              (FGIC), 6.25%, 7/1/12         4,997,418
Aaa       AAA         7,180   Detroit City, Michigan
                              Water Supply System
                              (FGIC), 4.75%, 7/1/19 (2)     6,626,422
Aaa       AAA         4,035   Detroit City, Michigan
                              Water Supply System
                              (FGIC), 5.50%, 7/1/25         4,017,246
                                                         ------------
                                                         $ 17,055,985
                                                         ------------
                              MISCELLANEOUS - 3.4%
A1        AA         $  590   Michigan Municipal Bond
                              Authority Local Government
                              Loan, 6.90%, 5/1/21        $    667,438
A1        AA          2,550   Michigan Municipal Bond
                              Authority Local Government
                              Loan-Qualified School,
                              6.50%, 5/1/07                 2,852,685
A1        AA            760   Michigan Municipal Bond
                              Authority Local Government
                              Loan, 6.50%, 5/1/08             847,871
NR        A-          2,000   Michigan Strategic
                              Environmental Research
                              Institute, 6.375%, 8/15/12    2,122,420
                                                         ------------
                                                         $  6,490,414
                                                         ------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
                              SOLID WASTE - 1.6%
NR        BBB-       $1,915   Greater Detroit, Michigan
                              Resource Recovery
                              Authority, 9.25%, 12/13/08 $  1,982,025
NR        BBB-        1,000   Greater Detroit, Michigan
                              Resource Recovery
                              Authority, 9.25%, 12/13/08    1,035,000
                                                         ------------
                                                         $  3,017,025
                                                         ------------
                              SPECIAL TAX REVENUE - 5.8%
NR        BBB+       $  250   Battle Creek, Michigan
                              Downtown Development
                              Authority Tax Increment,
                              7.60%, 5/1/16              $    285,958
NR        BBB+        1,315   Battle Creek, Michigan
                              Downtown Development
                              Authority Tax Increment,
                              7.65%, 5/1/22                 1,508,423
NR        A           7,650   Detroit City Convention
                              Facility, Michigan Cobo
                              Hall Expansion Project,
                              5.25%, 9/30/12 (2)            7,219,458
NR        A           1,825   Michigan Muni Bond
                              Authority Local Government
                              Loan Project, 6.75%,
                              5/1/12                        2,017,410
                                                         ------------
                                                         $ 11,031,249
                                                         ------------
                              WATER AND SEWER - 1.0%
Aa        AA         $1,895   Lansing City, Michigan
                              Water and Electric Utility
                              System, 4.90%, 7/1/10      $  1,837,751
                                                         ------------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS (IDENTIFIED
                              COST, $177,452,450)        $191,052,784
                                                         ============

(1) When-issued security.
(2) Security has been segregated to cover when-issued securities.

The Portfolio primarily invests in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1996, 46.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 2.4% to 23.6% of total investments.
                       See notes to financial statements

--------------------------------------------------------------------------------
                         Minnesota Municipals Portfolio
                  Portfolio of Investments - January 31, 1996
                                  (Unaudited)

--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
----------------------------------------------------------------
                              EDUCATION - 3.3%
A         NR         $  100   Minnesota Higher Education
                              Facilities Authority, St.
                              Olaf College, 6.25%, 4/1/10 $   100,144
Baa       NR          1,000   Minnesota Higher Education
                              Facilities Authority, St.
                              Mary's College, 6.15%,
                              10/1/23                       1,043,490
Aa        NR            250   Minnesota Higher Education
                              Facilities Authority,
                              MacAlister College, 5.55%,
                              3/1/16                          253,725
Aa        AA          1,250   University of Minnesota,
                              Variable, 8/15/03 (1)         1,299,763
                                                          -----------
                                                          $ 2,697,122
                                                          -----------
                              ESCROWED - 6.1%
Aaa       AAA        $  565   Duluth MN Economic
                              Development Authority, The
                              Duluth Clinic, (AMBAC)
                              6.30%, 11/1/22              $   639,947
Aa1       AA+         1,700   State of Minnesota,
                              Variable, 8/1/11 (1)          2,094,162
Aaa       AAA         1,960   Western Minnesota Municipal
                              Power Agency, 6.375%,
                              1/1/16                        2,168,309
                                                          -----------
                                                          $ 4,902,418
                                                          -----------
                              GENERAL OBLIGATIONS - 5.7%
Aaa       AAA        $  700   City of Minneapolis, 6.25%,
                              4/1/12                      $   756,917
Aaa       AAA         1,000   City of Minneapolis, Sports
                              Arena Project, 5.20%,
                              10/1/24                         988,170
Aaa       AAA           200   Cities of Minneapolis & St.
                              Paul, (AMT), 6.60%, 1/1/09      216,814
Aaa       AAA           300   Cities of Minneapolis & St.
                              Paul, (AMT), 6.60%, 1/1/10      325,221
Aa1       AA+         1,000   State of Minnesota, 5.40%,
                              8/1/13                        1,005,490
Aa1       AA+         1,000   State of Minnesota, Duluth
                              Airport, (AMT), 6.25%,
                              8/1/14                        1,063,980
A         AA-           200   City of Saint Cloud,
                              Variable, 8/1/13 (1)            218,080
                                                          -----------
                                                          $ 4,574,672
                                                          -----------
                              HEALTHCARE (NON-HOSPITAL) - 6.0%
A         A-         $1,250   St. Paul Minnesota Housing
                              and Redevelopment
                              Authority, Group Health
                              Plan, Inc., 6.75%, 12/1/13  $ 1,346,125
A         A-            250   St. Paul Minnesota Housing
                              and Redevelopment
                              Authority, Group Health
                              Plan, Inc., 6.90%, 10/15/22     271,770
NR        BBB+        2,120   City of Red Wing, Minnesota
                              Health Care Facilities
                              Revenue, River Region
                              Obligated Group, 6.50%,
                              9/1/22                        2,169,862
NR        NR          1,000   St. Paul Minnesota Housing
                              and Redevelopment
                              Authority, Elder Care
                              Facility-Care Institute,
                              Inc., 8.75%, 11/1/24          1,025,520
                                                          -----------
                                                          $ 4,813,277
                                                          -----------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
----------------------------------------------------------------
                              HOSPITALS - 7.3%
NR        AA+        $2,200   City of Rochester,
                              Minnesota Health Care
                              Facilities, Mayo
                              Foundation/Medical Center,
                              Variable 11/15/15 (1)       $ 2,370,588
Baa       BBB-        1,000   St. Paul Housing and
                              Redevelopment Authority,
                              Healtheast Project, 6.625%,
                              11/1/17                       1,017,440
Baa       BBB-        2,500   St. Paul Housing and
                              Redevelopment Authority,
                              Healtheast Project, 6.625%,
                              11/1/17                       2,543,600
                                                          -----------
                                                          $ 5,931,628
                                                          -----------
                              HOUSING - 19.2%
NR        AAA        $  300   City of Coon Rapids, Multi-
                              Family, Browns Meadow
                              Manor, (FHA), (AMT), 6.85%,
                              8/1/33                      $   309,282
NR        AAA         1,395   County of Dakota, Housing
                              and Redevelopment
                              Authority, Multi-Family
                              (GNMA),
                              7.375%, 12/1/29               1,527,190
Aa        NR          1,200   City of Maplewood, Multi-
                              Family, Beaver Creek
                              Apartments, (FHA),
                              6.50%, 9/1/24                 1,261,752
NR        AAA            90   Minneapolis and St. Paul
                              Housing Finance Board,
                              (GNMA), (AMT),
                              7.30%, 8/1/31                    95,527
Aa        AA+           385   Minnesota Housing Finance
                              Agency, Single Family
                              Mortgage, 7.70%, 7/1/14         413,740
Aa        AA+           380   Minnesota Housing Finance
                              Agency, Single-Family,
                              (AMT), 7.05%, 7/1/22            402,895
Aa        AA+           445   Minnesota Housing Finance
                              Agency, Single-Family,
                              6.95%, 7/1/16                   477,289
Aa        AA+         1,000   Minnesota Housing Finance
                              Agency, Single-Family,
                              (AMT), 6.75%, 7/1/12          1,064,470
Aa        AA+         1,235   Minnesota Housing Finance
                              Agency, Single-Family,
                              (AMT), 6.85%, 1/1/24          1,305,914
Aa        AA+         4,200   Minnesota Housing Finance
                              Agency, Single-Family,
                              (AMT), 6.50%, 1/1/26          4,351,704

--------------------------------------------------------------------------------
                   MINNESOTA MUNICIPALS PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
----------------------------------------------------------------
                              HOUSING - (CONTINUED)
Aa        AA            690   Minnesota Housing Finance
                              Agency, Single-Family,
                              (AMT), 6.75%, 1/1/26            726,708
Aa        NR          1,250   St. Louis Park,
                              Multi-Family Mortgage,
                              6.25%, 12/1/28                1,291,025
Aaa       NR          1,685   St. Paul, Multi-Family
                              Mortgage, Sun Cliffe
                              Project, 6.00%, 7/1/31        1,686,299
NR        AAA           225   St. Paul, Minnesota Housing
                              and Redevelopment
                              Authority, Single-Family
                              (FNMA), 6.95%, 12/1/31          238,019
NR        AAA           355   St. Paul, Minnesota Housing
                              and Redevelopment
                              Authority, Single-Family
                              (FNMA), 6.90%, 12/1/21          375,578
                                                          -----------
                                                          $15,527,392
                                                          -----------
                              INDUSTRIAL DEVELOPMENT/POLLUTION
                              CONTROL - 8.3%
NR        AA-        $  300   City of Minneapolis,
                              Minnesota Community
                              Development Agency, 6.40%,
                              12/1/04                     $   318,816
NR        BBB+          100   City of Minneapolis,
                              Minnesota Community
                              Development Agency, 7.35%,
                              12/1/09                         106,988
NR        BBB+        1,250   City of Minneapolis,
                              Minnesota Community
                              Development Agency, 7.40%,
                              12/1/21                       1,326,613
NR        BBB+        1,605   City of Minneapolis,
                              Minnesota Community
                              Development Agency, (AMT),
                              6.80%, 12/1/24                1,640,518
Aa3       NR          3,000   Seaway Port Authority of
                              Duluth, Minnesota, Cargill,
                              Inc., 6.80%, 5/1/12           3,276,000
                                                          -----------
                                                          $ 6,668,935
                                                          -----------
                              INSURED GENERAL OBLIGATION - 1.8%
Aaa       AAA        $1,330   St. Francis, Minnesota
                              Independent School District
                              No. 15, (CGIC), 6.35%,
                              2/1/12                      $ 1,463,226
                                                          -----------
                              INSURED HOSPITALS - 19.2%
Aaa       AAA        $1,435   Duluth Economic Development
                              Authority, The Duluth
                              Clinic, (AMBAC), 6.30%,
                              11/1/22                     $ 1,537,301
Aaa       AAA           100   Minneapolis and St. Paul
                              Health Care Systems, Health
                              One Obligated Group,
                              (MBIA), 7.40%, 8/15/11          112,865
Aaa       AAA         3,345   Minneapolis and St. Paul
                              Health Care Systems,
                              Healthspan, (AMBAC), 4.75%,
                              11/15/18                      3,082,284
Aaa       AAA           250   City of Minneapolis,
                              Minnesota Hospital Revenue,
                              Fairview Hospital and
                              Healthcare, (MBIA), 6.50%,
                              1/1/11                          276,348

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
----------------------------------------------------------------
Aaa       AAA           450   Plymouth, Minnesota Health
                              Facilities, Westhealth
                              Project, (CGIC), 6.25%,
                              6/1/16                          481,761
Aaa       AAA         1,000   City of Saint Cloud,
                              Minnesota Hospital
                              Facilities, The Saint Cloud
                              Hospital, (AMBAC), 6.75%,
                              7/1/15                        1,098,750
Aaa       AAA         1,000   City of Saint Cloud,
                              Minnesota Hospital
                              Facilities, The Saint Cloud
                              Hospital, (AMBAC), 5.30%,
                              10/1/20                         985,040
Aaa       AAA         2,650   City of St. Louis Park,
                              Minnesota, Health Care
                              Facilities Health System
                              Minnesota Obligated Group,
                              (AMBAC), 5.20%, 7/1/23        2,593,025
Aaa       AAA         5,250   St. Paul Housing and
                              Redevelopment Authority,
                              St. Paul-Ramsey Medical
                              Center Project, (AMBAC),
                              5.55%, 5/15/23                5,283,547
                                                          -----------
                                                          $15,450,921
                                                          -----------
                              INSURED HOUSING - 2.1%
Aaa       AAA        $1,500   SCA Tax Exempt Trust,
                              Burnsville, Minnesota
                              Multi-Family, (FSA), 7.10%,
                              1/1/30                      $ 1,657,590
                                                          -----------
                              INSURED SPECIAL TAX - 3.8%
Aaa       AAA        $3,000   St. Paul Housing and
                              Redevelopment Authority,
                              Civic Center Project,
                              (MBIA), 5.45%, 11/1/13      $ 3,038,160
                                                          -----------
                              INSURED UTILITIES - 5.8%
Aaa       AAA        $  300   Northern Municipal Power
                              Agency, (AMBAC), 6.00%,
                              1/1/19                      $   305,487
Aaa       AAA           450   Southern Minnesota
                              Municipal Power Agency,
                              (MBIA), 5.00%, 1/1/12           439,844
Aaa       AAA           300   Southern Minnesota
                              Municipal Power Agency,
                              (MBIA), Variable, 1/1/18
                              (1)                             313,110
Aaa       AAA         6,950   Southern Minnesota
                              Municipal Power Agency,
                              (MBIA), 0%, 1/1/21            1,834,592
Aaa       AAA         6,000   Southern Minnesota
                              Municipal Power Agency,
                              (MBIA), 0%, 1/1/25            1,278,780

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
----------------------------------------------------------------
                              INSURED UTILITIES - (CONTINUED)
Aaa       AAA           510   Western Minnesota Municipal
                              Power Agency, (MBIA),
                              5.50%, 1/1/15                   511,483
                                                          -----------
                                                          $ 4,683,296
                                                          -----------
                              LEASE/CERTIFICATE OF
                              PARTICIPATION - 2.8%
Baa1      NR         $  350   City of Cambridge,
                              Minnesota Economic
                              Development Authority,
                              6.25%, 2/1/14               $   361,435
Aa        AA          1,770   Hennepin County, Minnesota
                              Lease Revenue Certificates
                              of Participation, 6.80%,
                              5/15/17                       1,913,246
                                                          -----------
                                                          $ 2,274,681
                                                          -----------
                              SOLID WASTE - 0.6%
Aa3       AA-        $  450   Anoka County, Minnesota
                              Solid Waste Disposal,
                              National Rural Utility,
                              (AMT), 6.95%, 12/1/08       $   492,800
                                                          -----------
                              UTILITIES - 5.2%
A3        A-         $1,000   Bass Brook, Minnesota
                              Pollution Control Revenue,
                              Minnesota Power & Light
                              Company, 6.00%, 7/1/22      $ 1,011,760
A         A           1,500   Northern Municipal Power
                              Agency, Minnesota Electric,
                              7.25%, 1/1/16                 1,614,420
A         A+          1,100   Southern Minnesota
                              Municipal Power Agency,
                              5.00%,
                              1/1/12                        1,061,335
A1        A             450   Western Minnesota Municipal
                              Power Agency, 7.00%, 1/1/13     469,436
                                                          -----------
                                                          $ 4,156,951
                                                          -----------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
----------------------------------------------------------------
                              WATER & SEWER - 2.8%
Aa1       AAA        $  100   Minnesota Public Facilities
                              Authority Water Pollution
                              Control, 7.00%, 3/1/09      $   109,140
Aa1       AAA           150   Minnesota Public Facilities
                              Authority Water Pollution
                              Control, 6.70%, 3/1/13          165,690
Aa1       AAA         1,835   Minnesota Public Facilities
                              Authority Water Pollution
                              Control, 6.50%, 3/1/14        2,024,042
                                                          -----------
                                                          $ 2,298,872
                                                          -----------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS (IDENTIFIED
                              COST, $74,342,228)          $80,631,939
                                                          ---------
                                                          ---------

(1) The above designated securities have been issued as inverse floater bonds.

The Portfolio primarily invests in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1996, 32.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 2.1% to 19.3% of total investments.
                       See notes to financial statements

--------------------------------------------------------------------------------
                        New Jersey Municipals Portfolio
                  Portfolio of Investments - January 31, 1996
                                  (Unaudited)

--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
                              COGENERATION - 3.4%
NR        BB+       $12,750   New Jersey Economic
                              Development Authority,
                              Vineland Cogeneration
                              Limited Partnership,
                              (AMT), 7.875%, 6/1/19      $ 13,815,390
                                                         ------------
                              EDUCATION - 3.1%
Baa1      BBB       $ 2,480   New Jersey Educational
                              Facilities Authority,
                              Seton Hall University,
                              7.00%, 7/1/21              $  2,718,030
Aa1       AA+         1,000   New Jersey Educational
                              Facilities Authority,
                              Princeton Theological
                              Seminary, 6.375%, 7/1/22      1,084,500
NR        NR          8,800   New Jersey Higher
                              Educational Student Loan
                              Bonds, (AMT), 0%, 7/1/10      3,377,088
NR        BBB-          750   Puerto Rico Industrial,
                              Tourist, Educational,
                              Medical and Environmental
                              Authority, Polytechnic
                              University, 5.50%, 8/1/24       679,260
NR        BBB-        1,000   Puerto Rico Industrial,
                              Tourist, Educational,
                              Medical and Environmental
                              Authority, Polytechnic
                              University, 6.50%, 8/1/24     1,039,280
A1        AA          2,500   Rutgers, The State
                              University of New Jersey,
                              6.85%, 5/1/21                 2,740,700
A         AA          1,000   University of Medicine and
                              Dentistry of New Jersey,
                              7.20%, 12/1/19                1,112,870
                                                         ------------
                                                         $ 12,751,728
                                                         ------------
                              ESCROWED/PREREFUNDED - 2.6%
Aaa       AAA       $   870   The City of Newark,
                              (AMBAC), Prerefunded to
                              10/1/99, 7.375%, 10/1/07   $    985,519
NR        NR          2,000   County of Passaic,
                              Prerefunded to 9/1/99,
                              6.70%, 9/1/13                 2,212,740
Baa1      AAA         5,645   Puerto Rico Aqueduct and
                              Sewer Authority,
                              Prerefunded to 7/1/98,
                              7.875%, 7/1/17                6,285,708
Aa        AAA         1,205   New Jersey Health Care
                              Facilities Financing
                              Authority, Barnett
                              Hospital, (FHA),
                              Prerefunded to 8/1/01,
                              6.80%, 8/1/19                 1,367,192
                                                         ------------
                                                         $ 10,851,159
                                                         ------------
                              GENERAL OBLIGATIONS - 13.5%
NR        BBB       $ 9,745   Government of Guam, 5.40%,
                              11/15/18                   $  9,057,198
NR        A+          5,000   The Hudson County
                              Improvement Authority,
                              6.625%, 8/1/25                5,349,400

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
Aa1       NR          3,000   Mercer County Improvement
                              Authority Solid Waste, 0%,
                              4/1/10                        1,436,580
Baa1      A           2,000   Commonwealth of Puerto
                              Rico, 5.50%, 7/1/17           1,980,020
Baa1      A           1,990   Commonwealth of Puerto
                              Rico, 6.45%, 7/1/17           2,143,031
Baa1      A           5,000   Commonwealth of Puerto
                              Rico, 6.50%, 7/1/23           5,401,150
Baa1      A           4,925   Commonwealth of Puerto
                              Rico, 5.40%, 7/1/25           4,790,400
Baa1      A           4,000   Puerto Rico Public
                              Buildings Authority,
                              Public Education and
                              Health Facilities, 5.75%,
                              7/1/15                        4,054,840
Baa1      A           2,075   Puerto Rico Public
                              Buildings Authority,
                              Public Education and
                              Health Facilities, 5.75%,
                              7/1/16                        2,103,448
Baa1      A           5,125   Puerto Rico Public
                              Buildings Authority,
                              Public Education and
                              Health Facilities, 5.50%,
                              7/1/21                        5,048,843
NR        NR         13,350   Virgin Islands Public
                              Finance Authority, 7.25%,
                              10/1/18                      14,356,990
                                                         ------------
                                                         $ 55,721,900
                                                         ------------
                              HEALTHCARE (NON-HOSPITAL) - 1.9%
NR        NR        $ 1,400   New Jersey Economic
                              Development Authority,
                              Claremont Health System,
                              8.75%, 9/1/22              $  1,495,200
NR        NR          2,500   New Jersey Economic
                              Development Authority,
                              Victoria Health, 7.65%,
                              1/1/14                        2,452,300
NR        NR          3,630   New Jersey Economic
                              Development Authority,
                              Forsgate, 8.625% 6/1/25       3,733,310
                                                         ------------
                                                         $  7,680,810
                                                         ------------
                              HOSPITALS - 7.4%
Aa        AAA       $ 9,585   New Jersey Health Care
                              Facilities Financing
                              Authority, Barnett
                              Hospital, (FHA), 6.80%,
                              8/1/19                     $ 10,360,043
A         A-          2,300   New Jersey Health Care
                              Facilities Financing
                              Authority, Atlantic City
                              Medical Center, 6.80%,
                              7/1/11                        2,485,449
Baa1      NR          5,875   New Jersey Health Care
                              Facilities Financing
                              Authority, Deborah Heart
                              and Lung Center, 6.30%,
                              7/1/23                        6,063,764

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
                              HOSPITALS - (CONTINUED)
Baa       NR          2,000   New Jersey Health Care
                              Facilities Financing
                              Authority, Southern Ocean
                              County Hospital, 6.25%,
                              7/1/23                        1,984,280
A         A-         10,425   New Jersey Health Care
                              Facilities Financing
                              Authority, Chilton
                              Memorial Hospital, 5.00%,
                              7/1/13                        9,734,552
                                                         ------------
                                                         $ 30,628,088
                                                         ------------
                              HOUSING - 3.8%
NR        AAA       $ 2,000   New Jersey Housing and
                              Mortgage Finance Agency,
                              Presidential Plaza, (FHA),
                              6.95%, 5/1/13              $  2,138,460
NR        AAA         3,700   New Jersey Housing and
                              Mortgage Finance Agency,
                              Presidential Plaza, (FHA),
                              7.00%, 5/1/30                 3,935,320
NR        AA+         1,975   New Jersey Housing and
                              Mortgage Finance Agency,
                              Section 8, 7.10%, 11/1/11     2,114,001
NR        AA+         1,000   New Jersey Housing and
                              Mortgage Finance Agency,
                              Section 8, 7.10%, 11/1/12     1,070,380
NR        A+          3,715   New Jersey Housing and
                              Mortgage Finance Agency,
                              Section 8, 6.60%, 11/1/14     3,890,125
NR        A+          1,000   New Jersey Housing and
                              Mortgage Finance Agency,
                              Rental Housing, (AMT),
                              7.10%, 5/1/22                 1,061,880
NR        AA+         1,250   New Jersey Housing and
                              Mortgage Finance Agency,
                              Rental Housing, (AMT),
                              7.25%, 11/1/22                1,323,213
Aaa       AAA           300   Puerto Rico Housing
                              Finance Corporation
                              Mortgage Revenue (GNMA),
                              6.85%, 10/15/23                 207,043
                                                         ------------
                                                         $ 15,740,422
                                                         ------------
                              INDUSTRIAL DEVELOPMENT/POLLUTION
                              CONTROL - 8.3%
NR        NR        $ 2,000   Middlesex County Pollution
                              Control Financing
                              Authority, Amerada Hess
                              Corporation, 7.875%,
                              6/1/22                     $  2,278,380
NR        NR          4,000   Middlesex County Pollution
                              Control Financing
                              Authority, Amerada Hess
                              Corporation, 6.875%,
                              12/1/22                       4,259,120
Aa1       NR          3,000   New Jersey Economic
                              Development Authority,
                              Garden State Paper
                              Company, (AMT), 7.125%,
                              4/1/22                        3,134,610

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
NR        NR          2,000   New Jersey Economic
                              Development Authority, The
                              Seeing Eye, Inc., 7.30%,
                              4/1/11                        2,150,480
NR        NR          5,640   New Jersey Economic
                              Development Authority,
                              Holt Hauling, (AMT),
                              8.95%, 12/15/19               5,982,968
NR        NR          1,160   New Jersey Economic
                              Development Authority,
                              National Association of
                              Accountants, Inc. 7.65%,
                              7/1/09                        1,256,732
NR        AA-         3,300   New Jersey Economic
                              Development Authority, Oak
                              Grove Associates, 6.125%,
                              12/1/06                       3,497,274
Baa1      A-          2,135   New Jersey Economic
                              Development Authority,
                              GATX Terminals
                              Corporation, 7.30%, 9/1/19    2,437,316
Aa3       AA-         1,300   Puerto Rico Industrial,
                              Medical and Environmental
                              Pollution Control
                              Authority, Motorola, Inc.,
                              6.75%, 1/1/14                 1,417,507
Baa3      BB+         7,750   Puerto Rico Port
                              Authority, American
                              Airlines, (AMT), 6.30%,
                              6/1/23                        7,935,536
                                                         ------------
                                                         $ 34,349,923
                                                         ------------
                              INSURED EDUCATION - 0.5%
Aaa       AAA       $ 2,000   New Jersey State
                              Educational Facilities
                              Authority, Seton Hall
                              University, (BIGI), 6.85%,
                              7/1/19                     $  2,189,120
                                                         ------------
                              INSURED HEALTHCARE - 0.6%
Aaa       AAA       $ 2,500   New Jersey Economic
                              Development Authority,
                              Clara Maass Health System,
                              (FSA), 5.00%, 7/1/25       $  2,378,025
                                                         ------------
                              INSURED HOSPITALS - 0.9%
Aaa       AAA       $ 2,000   New Jersey Health Care
                              Facilities Financing
                              Authority, Hackensack
                              Medical Center, (FGIC),
                              6.25%, 7/1/21              $  2,086,260
Aaa       AAA         1,570   New Jersey Health Care
                              Facilities Financing
                              Authority, Cathedral
                              Health Services, (MBIA),
                              7.25%, 2/15/21                1,777,538
                                                         ------------
                                                         $  3,863,798
                                                         ------------
                              INSURED HOUSING - 1.3%
Aaa       AAA       $ 1,410   New Jersey Housing and
                              Mortgage Finance Agency,
                              (MBIA), 7.375%, 10/1/17    $  1,483,940

--------------------------------------------------------------------------------
                  NEW JERSEY MUNICIPALS PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
                              INSURED HOUSING - (CONTINUED)
Aaa       AAA         1,740   New Jersey Housing and
                              Mortgage Finance Agency,
                              (AMT), (MBIA), 7.70%,
                              10/1/29                       1,840,694
Aaa       AAA         1,745   Pennsauken Township
                              Housing Finance
                              Corporation, (MBIA),
                              8.00%, 4/1/11                 1,829,371
                                                         ------------
                                                         $  5,154,005
                                                         ------------
                              INSURED LEASE REVENUE - 4.9%
Aaa       AAA       $ 3,900   County of Atlantic, Public
                              Facilities Lease
                              Agreement, (FGIC), 6.00%,
                              3/1/13                     $  4,329,819
Aaa       AAA         1,750   County of Hudson, New
                              Jersey Correctional
                              Facility, (MBIA), 6.50%,
                              12/1/11                       1,925,840
Aaa       AAA         6,240   County of Hudson, New
                              Jersey Correctional
                              Facility, (MBIA), 6.60%,
                              12/1/21                       6,762,101
Aaa       AAA         2,500   County of Hudson, New
                              Jersey Improvement
                              Authority, Secondary Yield
                              Curve Notes, (FGIC),
                              Variable, 12/1/25 (1)         2,712,825
Aaa       AAA         1,800   County of Middlesex,
                              New Jersey Certificates of
                              Participation, (MBIA),
                              6.125%, 2/15/19               1,922,454
Aaa       AAA         2,225   University of Medicine and
                              Dentistry Certificates of
                              Participation, (MBIA),
                              6.75%, 12/1/09                2,445,431
                                                         ------------
                                                         $ 20,098,470
                                                         ------------
                              INSURED SOLID WASTE - 0.4%
Aaa       AAA       $ 1,500   The Mercer County
                              Improvement Authority,
                              Solid Waste Revenue,
                              (AMT), (FGIC), 6.70%,
                              4/1/13                     $  1,570,710
                                                         ------------
                              INSURED SPECIAL TAX - 0.6%
Aaa       AAA         2,375   New Jersey Economic
                              Development Authority,
                              Market Transition
                              Facility, (MBIA), 5.875%,
                              7/1/11                     $  2,522,060
                                                         ------------
                              INSURED TRANSPORTATION - 5.5%
Aaa       AAA       $ 8,000   Delaware River Port
                              Authority, (FGIC), 5.50%,
                              1/1/26                     $  8,048,160
Aaa       AAA         5,000   New Jersey Turnpike
                              Authority "RITES", (MBIA),
                              Variable, 1/1/16 (1)          6,593,200
Aaa       AAA         6,950   New Jersey Turnpike
                              Authority, (MBIA), 6.50%,
                              1/1/16                        8,109,260
                                                         ------------
                                                         $ 22,750,620
                                                         ------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
                              INSURED UTILITIES - 3.5%
Aaa       AAA       $ 2,750   New Jersey Economic
                              Development Authority, New
                              Jersey American Water Co.,
                              (AMT), (FGIC), 6.875%,
                              11/1/34                    $  3,072,025
Aaa       AAA        11,500   Salem County, New Jersey,
                              Public Service Electric
                              and Gas, (MBIA), 5.55%,
                              11/1/33                      11,507,475
                                                         ------------
                                                         $ 14,579,500
                                                         ------------
                              INSURED WATER & SEWER - 1.4%
Aaa       AAA       $ 2,500   Middlesex County Utilities
                              Authority, Sewer Revenue
                              (MBIA), Variable, 8/15/10
                              (1)                        $  2,841,625
Aaa       AAA         2,935   New Jersey Economic
                              Development Authority,
                              Middlesex Water, (MBIA),
                              5.25%, 2/1/29                 2,836,824
                                                         ------------
                                                         $  5,678,449
                                                         ------------
                              LEASE/CERTIFICATE OF
                              PARTICIPATION - 3.1%
Baa1      A-        $   720   County of Atlantic, New
                              Jersey Public Facilities
                              Lease Agreement, 8.875%,
                              1/15/14                    $    995,918
Baa1      A-            785   County of Atlantic, New
                              Jersey Public Facilities
                              Lease Agreement, 8.875%,
                              1/15/15                       1,089,682
A1        NR          1,000   Township of Bedminster,
                              New Jersey Board of
                              Education, 7.125%, 9/1/10     1,132,310
Aa        AA-         1,000   Mercer County Improvement
                              Authority, Richard J.
                              Hughes Justice Complex,
                              6.05%, 1/1/14                 1,003,250
Aa        AA-         2,000   Mercer County Improvement
                              Authority, Richard J.
                              Hughes Justice Complex,
                              6.05%, 1/1/15                 2,006,500
Aa        AA-         1,500   Mercer County Improvement
                              Authority, Richard J.
                              Hughes Justice Complex,
                              6.05%, 1/1/16                 1,504,575
Aa        AA-         1,500   Mercer County Improvement
                              Authority, Richard J.
                              Hughes Justice Complex,
                              6.05%, 1/1/17                 1,504,575
Aa        AA-         1,250   New Jersey Building
                              Authority, 7.20%, 6/15/13     1,358,413
Aa        AA-         2,590   New Jersey Building
                              Authority, Garden State
                              Savings Bonds, 0%, 6/15/10    1,236,140
NR        A+          1,000   New Jersey Economic
                              Development Authority,
                              Performing Arts Center
                              Site Acquisition, 6.75%,
                              6/15/12                       1,083,870
                                                         ------------
                                                         $ 12,915,233
                                                         ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
                              LIFE CARE - 1.3%
NR        NR        $   300   New Jersey Economic
                              Development Authority,
                              Cadbury Corporation,
                              8.70%, 7/1/07              $    329,001
NR        NR            615   New Jersey Economic
                              Development Authority,
                              Cadbury Corporation,
                              7.50%, 7/1/21                   628,751
NR        NR          4,000   New Jersey Economic
                              Development Authority,
                              Keswick Pines, 8.75%,
                              1/1/24                        4,235,960
                                                         ------------
                                                         $  5,193,712
                                                         ------------
                              MISCELLANEOUS - 3.0%
A1        A+        $ 1,650   New Jersey Economic
                              Development Authority,
                              Economic Recovery Fund,
                              0%, 9/15/09                $    818,219
A1        A+          5,500   New Jersey Economic
                              Development Authority,
                              Economic Recovery Fund,
                              0%, 3/15/13                   2,232,175
NR        NR          7,600   New Jersey Sports and
                              Exposition Authority,
                              Monmouth Park, 8.00%,
                              1/1/25                        8,490,796
Aa        A+          1,000   New Jersey Sports and
                              Exposition Authority,
                              5.50%, 9/1/23                 1,011,820
                                                         ------------
                                                         $ 12,553,010
                                                         ------------
                              SOLID WASTE - 6.9%
Ba        NR        $ 3,655   The Atlantic County
                              Utilities Authority, Solid
                              Waste Revenue, 7.125%,
                              3/1/16                     $  3,754,928
Ba        BBB+        6,125   Pollution Control
                              Financing Authority of
                              Camden County, (AMT),
                              7.50%, 12/1/09                6,475,901
Ba        NR          5,975   Mercer County Improvement
                              Authority, Solid Waste
                              System Revenue (AMT), 0%,
                              4/1/14                        1,614,146
Ba        NR          6,000   Mercer County Improvement
                              Authority, Solid Waste
                              System Revenue (AMT), 0%,
                              4/1/15                        1,508,160
Ba        NR          3,000   Mercer County Improvement
                              Authority, Solid Waste
                              System Revenue (AMT), 0%,
                              4/1/16                          701,640
Ba        NR          1,500   Passaic County Utilities
                              Authority Solid Waste
                              System Revenue, 7.00%,
                              11/15/07                      1,523,565
NR        A-         11,930   Union County, New Jersey
                              Utilities Authority, Solid
                              Waste Revenue, (AMT),
                              7.20%, 6/15/14               12,746,012
                                                         ------------
                                                         $ 28,324,352
                                                         ------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
                              SPECIAL TAX - 2.1%
Baa1      A         $ 2,285   Puerto Rico Highway and
                              Transportation Authority,
                              6.625%, 7/1/12             $  2,525,793
Baa1      A           1,000   Puerto Rico Highway and
                              Transportation Authority,
                              5.50%, 7/1/15                 1,010,670
Baa1      A           4,100   Puerto Rico Highway and
                              Transportation Authority,
                              6.625%, 7/1/18                4,532,058
Baa1      BBB+          550   Puerto Rico Infrastructure
                              Financing Authority,
                              7.90%, 7/1/07                   602,426
                                                         ------------
                                                         $  8,670,947
                                                         ------------
                              TRANSPORTATION - 12.0%
NR        BBB       $ 1,250   Guam Airport Authority,
                              (AMT), 6.60%, 10/1/10      $  1,293,125
NR        BBB         2,000   Guam Airport Authority,
                              (AMT), 6.70%, 10/1/23         2,061,360
NR        BBB         1,400   Guam Airport Authority,
                              6.50%, 10/1/23                1,433,082
A1        AA-         5,000   The Port Authority of New
                              York and New Jersey,
                              (AMT), 6.25%, 1/15/27         5,203,350
A1        AA-         9,500   The Port Authority of New
                              York and New Jersey,
                              7.35%, 10/1/27 (2)           11,262,725
A1        AA-         2,645   The Port Authority of New
                              York and New Jersey,
                              6.75%, 8/1/26                 2,870,380
A1        AA-         5,950   The Port Authority of New
                              York and New Jersey,
                              5.375%, 3/1/28                5,999,802
A1        AA-         9,000   The Port Authority of New
                              York and New Jersey,
                              6.125%, 6/1/2094              9,801,810
Ba1       BB          5,100   The Port Authority of New
                              York and New Jersey, Delta
                              Air Lines Inc., 6.95%,
                              6/1/08                        5,539,416
Baa2      BB+         3,900   New Jersey Economic
                              Development Authority,
                              American Airlines, (AMT),
                              7.10%, 11/1/31                4,160,754
                                                         ------------
                                                         $ 49,625,804
                                                         ------------
                              UTILITIES - 5.8%
NR        BBB       $   100   Guam Power Authority,
                              5.25%, 10/1/13             $     92,405
NR        BBB           750   Guam Power Authority,
                              5.25%, 10/1/23                  674,460
NR        BBB         5,000   Guam Power Authority,
                              6.75%, 10/1/24                5,291,550
Baa2      BBB           625   New Jersey Economic
                              Development Authority,
                              Elizabethtown Gas Co.,
                              (AMT), 6.75%, 10/1/21           641,050

--------------------------------------------------------------------------------
                  NEW JERSEY MUNICIPALS PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
                              UTILITIES - (CONTINUED)
A2        A           1,455   New Jersey Economic
                              Development Authority,
                              Natural Gas Facilities,
                              7.05%, 3/1/16                 1,550,506
Baa1      A-            460   Puerto Rico Electric Power
                              Authority, 7.125%, 7/1/14       505,319
Baa1      A-          3,000   Puerto Rico Electric Power
                              Authority, 6.00%, 7/1/14      3,107,820
Baa1      A-          1,000   Puerto Rico Electric Power
                              Authority, 5.25%, 7/1/21        965,940
Baa1      A-          5,340   Puerto Rico Electric Power
                              Authority, 5.50%, 7/1/25      5,270,687
NR        NR          5,105   Virgin Islands Water and
                              Power Authority, Electric
                              System Revenue, 7.40%,
                              7/1/11                        5,482,515
                                                         ------------
                                                         $ 23,582,252
                                                         ------------
                              WATER & SEWER - 2.2%
A1        AA-       $ 2,000   Gloucester County
                              Utilities Authority,
                              6.50%, 1/1/21              $  2,131,180
A3        A           3,250   New Jersey Economic
                              Development Authority,
                              Elizabethtown Water
                              Revenue, (AMT), 6.70%,
                              8/1/21                        3,504,930
Aa        AA          1,400   New Jersey Wastewater
                              Treatment Trust, 7.25%,
                              5/15/08                       1,520,372
Aa        AA          1,000   New Jersey Wastewater
                              Treatment Trust, 6.875%,
                              6/15/09                       1,117,940

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
Aa        AA            250   New Jersey Wastewater
                              Treatment Trust, 7.00%,
                              6/15/10                         280,185
A1        AA            500   The Somerset Raritan
                              Valley Sewerage Authority
                              6.75%, 07/1/10                  546,805
                                                         ------------
                                                         $  9,101,412
                                                         ------------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS (IDENTIFIED
                              COST, $381,677,960)        $412,290,899
                                                         ============

(1) The above designated securities have been issued as inverse floater bonds.

The Portfolio primarily invests in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1996, 19.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.2% to 13.3% of total investments.
                       See notes to financial statements

--------------------------------------------------------------------------------
                       Pennsylvania Municipals Portfolio
                  Portfolio of Investments - January 31, 1996
                                  (Unaudited)

--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
                              ASSISTED LIVING - 2.7%
NR        NR        $ 2,680   Chester County IDA Senior
                              Lifechoice of Paoli,
                              8.05%, 1/1/24              $  2,715,992
NR        NR          5,000   Chester County IDA Senior
                              Lifechoice of Kimberton,
                              8.50%, 9/1/25                 5,096,100
NR        NR          5,000   Delaware County IDA Senior
                              Quarters Project, 5.625%,
                              9/1/25                        5,144,450
                                                         ------------
                                                         $ 12,956,542
                                                         ------------
                              COGENERATION - 5.6%
NR        NR        $12,000   PA EDA, Northampton
                              Generation Project (AMT),
                              6.50%, 1/1/13              $ 12,051,120
NR        BBB-        9,000   PA EDA, Colver Project,
                              (AMT), 7.125%, 12/1/15        9,729,270
NR        BBB-        5,000   PA EDA, Colver Project,
                              (AMT), 7.15%, 12/1/18         5,394,400
                                                         ------------
                                                         $ 27,174,790
                                                         ------------
                              EDUCATION - 4.8%
NR        BBB       $ 4,865   Erie Higher Education
                              Building Authority,
                              Mercyhurst College, 5.75%,
                              3/15/20                    $  4,864,611
Baa1      NR          1,500   Latrobe, Saint Vincent
                              College, 6.75%, 5/1/24        1,631,460
NR        AAA         2,000   Lehigh County, Allentown
                              College of St. Francis,
                              6.75%, 12/15/12               2,190,820
NR        A-          4,225   Scranton-Lackawanna,
                              Pennsylvania University,
                              University of Scranton,
                              6.40%, 3/1/07                 4,536,298
NR        AA          9,700   Swarthmore Borough,
                              Swarthmore College, 6.00%,
                              9/15/20                      10,232,530
                                                         ------------
                                                         $ 23,455,719
                                                         ------------
                              ESCROWED - 6.3%
Aaa       AAA       $ 5,600   Berks County, GO, (FGIC),
                              Variable, 11/15/20, (1)    $  6,667,192
Aaa       A-          1,750   Chester County, HEFA, Bryn
                              Mar Hospitals, 6.75%,
                              7/1/14                        2,014,390
Aaa       AAA         2,000   Doylestown Hospital
                              Authority, (AMBAC), 6.90%,
                              7/1/19                        2,217,800
Aaa       AAA         1,405   Lycoming County, GO,
                              (FGIC), 6.40%, 8/15/11        1,556,038
Aaa       AAA           945   Lycoming County, GO,
                              (FGIC), 6.40%, 8/15/11        1,046,588
NR        A-          1,000   PA HEFA, Elizabeth
                              College, 7.25%, 6/15/11       1,158,360
NR        A-          6,900   PA IDA, Economic
                              Development, 7.00%, 1/1/11    7,917,405

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
NR        A-          5,155   Philadelphia, Hospital and
                              Higher Education Facility
                              Authority, Presbyterian
                              Medical Center, 6.50%,
                              12/1/11                       5,962,272
Baa1      A           1,000   Puerto Rico Aqueduct &
                              Sewer, 7.90%, 7/1/07          1,114,070
Aaa       AAA           500   York County Hospital
                              Authority, (AMBAC), 7.00%,
                              7/1/21                          569,610
                                                         ------------
                                                         $ 30,223,725
                                                         ------------
                              GENERAL OBLIGATIONS - 6.2%
NR        A         $ 3,000   Chester Upland School
                              District, 6.375%, 9/1/21   $  3,170,040
NR        A           3,000   Dauphin County, GO, 6.90%,
                              6/2/26                        3,307,260
A1        A+          2,050   Lower Providence Township
                              Sewer Authority
                              Guaranteed, 6.75%, 5/1/22     2,310,166
NR        A           1,950   McKeesport Area School
                              District, GO, 5.00%,
                              4/1/13                        1,871,727
A1        AA-           465   Pennsylvania, 6.75%,
                              1/1/07                          509,073
A1        AA-           500   Pennsylvania, 6.75%,
                              1/1/08                          545,100
A1        AA-         5,435   Pennsylvania, 6.50%,
                              11/1/09                       5,872,789
A1        AA-         2,000   Pennsylvania, 6.375%,
                              9/15/12                       2,134,800
Baa1      A           5,100   Puerto Rico, 5.40%, 7/1/25    4,960,617
Baa1      A           2,000   Puerto Rico Aqueduct &
                              Sewer, 6.25%, 7/1/12          2,208,700
Baa1      A           3,375   Puerto Rico Aqueduct &
                              Sewer, 5.00%, 7/1/19          3,196,631
                                                         ------------
                                                         $ 30,086,903
                                                         ------------
                              HOSPITALS - 18.8%
NR        AAA       $ 2,440   Allegheny County, IDA,
                              Presbyterian Medical
                              Center, 6.75%, 2/1/26      $  2,610,507
Baa       BBB         2,000   Dauphin County, Community
                              General Osteopathic
                              Hospital, 7.375%, 6/1/16      2,154,840
NR        A-         10,250   Delaware County, Riddle
                              Memorial Hospital, 6.50%,
                              1/1/22                       10,394,320
NR        NR          4,755   Hazelton Luzerne County,
                              Saint Joseph Medical
                              Center, 8.375%, 7/1/12        4,992,890
Baa       NR          2,670   Indiana County, Indiana
                              Hospital, 7.125%, 7/1/23      2,788,815
NR        BBB+        3,500   Lebanon County, Good
                              Samaritan Hospital, 6.00%,
                              11/15/18                      3,377,570
A         A           3,250   Lehigh County, Muhlenberg
                              Hospital, 6.60%, 7/15/22      3,364,498
NR        BBB-        5,405   McKean County, Bradford
                              Hospital, 6.10%, 10/1/20      4,925,036
Baa1      BBB+        2,550   Monroeville, Forbes Health
                              System, 6.25%, 10/1/15        2,589,806

--------------------------------------------------------------------------------
                 PENNSYLVANIA MUNICIPALS PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
                              HOSPITALS - (CONTINUED)
NR        BBB+        2,615   Montgomery County,
                              Pottstown Medical Center,
                              6.875%, 11/15/20              2,697,896
A1        A+            500   PA Hospital and Higher
                              Education, Allegheny
                              General Hospital, 7.25%,
                              9/1/17                          549,120
A         BBB+        8,500   PA Hospital and Higher
                              Education, Albert Einstein
                              Medical Center, 7.625%,
                              4/1/11                        9,179,575
Baa1      BBB+       12,800   PA Hospital and Higher
                              Education, Graduate Health
                              System, 6.625%, 7/1/21       12,995,328
Baa1      A-         10,515   PA Hospital and Higher
                              Education, Temple
                              University Hospital,
                              6.625%, 11/15/23             11,034,231
Aa        AA          1,000   PA Hospital and Higher
                              Education, Children's
                              Hospital, 5.00%, 2/15/21        915,960
Aa        NR          4,750   Pottsville, Hospital
                              Authority, Daughters of
                              Charity, 5.00%, 8/15/12       4,523,948
Baa       NR          4,115   Somerset County, Community
                              Hospital Project, 6.75%,
                              3/1/11                        4,099,322
A         NR          7,000   Washington County,
                              Monongahela Valley
                              Hospital 6.75%, 12/1/08       7,554,820
                                                         ------------
                                                         $ 90,748,482
                                                         ------------
                              HOUSING - 7.2%
Aaa       NR        $ 2,175   Allegheny County SFMR,
                              (GNMA), 7.15%, 6/1/17      $  2,231,876
NR        AAA         2,900   Allegheny County SFMR,
                              Ladies Grand Army Project,
                              (FHA), 6.35%, 10/1/36         2,958,377
NR        AAA         1,000   Bucks County, Mortgage
                              Revenue Bonds, Warminster
                              Heights Project, (FHA),
                              Section 8-A, 6.80%, 8/1/12    1,051,520
Aa        AA          3,730   Pennsylvania HFA SFMR,
                              6.90%, 4/1/17                 3,943,617
Aa        AA          4,000   Pennsylvania HFA SFMR,
                              6.85%, 4/1/16                 4,216,320
Aa        AA          1,000   Pennsylvania HFA SFMR,
                              (AMT), Variable, 10/1/23,
                              (1)                           1,129,190
Aa        AA          8,350   Pennsylvania HFA SFMR,
                              (AMT), 7.50%, 10/1/25         9,177,903
Aaa       NR          3,000   Philadelphia Redevelopment
                              Authority, MF, 6.95%,
                              5/15/24                       3,186,180
A1        A           4,235   Urban Redevelopment
                              Authority of Pittsburgh
                              Mortgage, (AMT), 7.10%,
                              4/1/24                        4,421,213

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
A1        A             265   Urban Redevelopment
                              Authority of Pittsburgh,
                              7.45%, 4/1/10                   282,416
A1        A           1,000   Urban Redevelopment
                              Authority of Pittsburgh
                              Mortgage, 7.125%, 4/1/15      1,067,560
A1        A           1,055   Urban Redevelopment
                              Authority of Pittsburgh
                              Mortgage, (AMT), 7.40%,
                              4/1/24                        1,113,447
                                                         ------------
                                                         $ 34,779,619
                                                         ------------
                              INDUSTRIAL DEVELOPMENT
                              AUTHORITY - 9.5%
A3        A         $ 6,950   Butler County IDA, Witco
                              Corporation Project,
                              5.85%, 12/1/23             $  7,058,212
NR        BB          1,005   Clearfield County IDA,
                              KMart Corporation, 6.80%,
                              5/15/07                         848,280
NR        A+          4,000   Franklin County IDA,
                              Corning Incorporated,
                              6.25%, 8/1/05                 4,399,480
NR        AAA         8,265   Mercer County IDA,
                              Hillcrest Nursing Center,
                              0%, 1/15/13                   2,424,207
A2        A          12,000   New Morgan IDA, New Morgan
                              Landfill, (AMT), 6.50%,
                              4/1/19                       12,750,240
Baa2      BBB-        5,000   Pennsylvania IDA,
                              Macmilliam Project, (AMT),
                              7.60%, 12/1/20                5,658,600
Baa1      BBB+        4,450   Pennsylvania IDA, Sun
                              Company Project, (AMT),
                              7.60%, 12/1/24                5,004,114
NR        NR          6,500   Philadelphia IDA
                              Refrigerated Enterprises
                              Project, (AMT), 9.05%,
                              12/1/19                       6,938,685
NR        BB          1,105   Shamokin IDA, KMart
                              Corporation, 6.70%, 7/1/07      923,868
                                                         ------------
                                                         $ 46,005,686
                                                         ------------
                              INSURED EDUCATION - 2.0%
Aaa       AAA       $ 5,000   Cumberland County Messiah
                              College Project, (AMBAC),
                              5.125%, 10/1/15            $  4,840,200
Aaa       AAA         2,500   PA Higher Education
                              Student Loan, (AMBAC),
                              (AMT), 7.15%, 9/1/21          2,698,675
Aaa       AAA         1,500   PA Higher Education
                              Student Loan, (AMBAC),
                              (AMT), Variable, 3/1/22,
                              (1)                           1,541,235
Aaa       AAA           700   PA Higher Education
                              Student Loan, (AMBAC),
                              (AMT), Variable, 9/1/26,
                              (1)                             773,283
                                                         ------------
                                                         $  9,853,393
                                                         ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
                              INSURED GENERAL OBLIGATIONS - 4.4%
Aaa       AAA       $ 1,750   Deer Lakes School
                              District, (MBIA), 6.45%,
                              1/15/19                    $  1,854,615
Aaa       AAA         2,170   Elizabeth Forward School
                              District, (MBIA), 0%,
                              9/1/20                          572,055
Aaa       AAA         2,170   Elizabeth Forward School
                              District, (MBIA), 0%,
                              9/1/21                          541,849
Aaa       AAA         2,170   Elizabeth Forward School
                              District, (MBIA), 0%,
                              9/1/22                          513,227
Aaa       AAA         2,170   Elizabeth Forward School
                              District, (MBIA), 0%,
                              9/1/23                          486,123
Aaa       AAA         4,345   Elizabeth Forward School
                              District, (MBIA), 0%,
                              9/1/24                          921,966
Aaa       AAA         1,460   Haverford School District,
                              (FGIC), 6.125%, 6/1/14        1,532,066
Aaa       AAA         7,500   Keystone Oaks School
                              District, (AMBAC),
                              Variable, 9/1/16 (1)          7,951,350
Aaa       AAA         1,430   Mars Area School District,
                              (MBIA), 0%, 3/1/14              535,449
Aaa       AAA         3,200   Philadelphia General
                              Obligation, (MBIA), 5.00%,
                              5/15/20                       3,036,000
Aaa       AAA           655   Rochester Area School
                              District, (AMBAC), 0%,
                              5/1/10                          312,297
Aaa       AAA         2,795   Venango County General
                              Obligation, (AMBAC),
                              6.30%, 12/1/19                2,930,194
                                                         ------------
                                                         $ 21,187,191
                                                         ------------
                              INSURED HOSPITALS - 8.7%
Aaa       AAA       $ 1,170   Allegheny County
                              Children's Hospital of
                              Pittsburgh, (MBIA), 6.75%,
                              7/1/08                     $  1,252,848
Aaa       AAA         3,750   Allegheny County Magee-
                              Womens Hospital, (FGIC),
                              0%, 10/1/15                   1,285,913
Aaa       AAA         5,000   Allegheny County
                              University of Pittsburgh
                              Medical Center, (MBIA),
                              5.375%, 12/1/25               4,930,100
Aaa       AAA         1,400   Armstrong County Saint
                              Francis Health Care,
                              (AMBAC), 6.25%, 6/1/13        1,487,472
Aaa       AAA         2,500   Armstrong County Saint
                              Francis Health Care,
                              (AMBAC), 6.00%, 8/15/08       2,645,550
Aaa       AAA         4,400   Bucks County, IDA, Grand
                              View Hospital, (AMBAC),
                              5.25%, 7/1/21                 4,244,284
Aaa       AAA           775   Carbon County, Gnaden
                              Memorial Hospital,
                              (AMBAC), 7.00%, 11/15/14        843,324
Aaa       AAA           750   Erie County, Harlot
                              Medical Center, (AMBAC),
                              7.10%, 2/15/10                  824,258

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
Aaa       AAA           230   Lehigh County Health East,
                              Incorporated, (MBIA),
                              7.00%, 7/1/15                   249,672
Aaa       AAA         5,000   Lehigh County, St. Luke's
                              Hospital, (AMBAC), 6.25%,
                              7/1/22                        5,294,200
Aaa       AAA         1,000   Montgomery County,
                              Abington Memorial
                              Hospital, (AMBAC),
                              Variable, 6/1/11 (1)          1,175,740
Aaa       AAA         5,000   Philadelphia Hospital &
                              Higher Education, PA
                              Hospital, (FGIC),
                              Variable, 2/15/12 (1)         5,011,450
Aaa       AAA         3,500   Sayre Health Care
                              Facilities Authority,
                              Guthrie Healthcare System,
                              (AMBAC), 6.00%, 3/1/21        3,591,910
Aaa       AAA         1,500   Scranton-Lackawanna, Mercy
                              Health Systems, (MBIA),
                              6.90%, 1/1/23                 1,608,015
Aaa       AAA         7,500   Washington County,
                              Shadyside Hospital,
                              (AMBAC), 5.75%, 12/15/14      7,687,650
                                                         ------------
                                                         $ 42,132,385
                                                         ------------
                              INSURED LEASE - 3.3%
Aaa       AAA       $ 4,595   Harrisburg Authority,
                              Dauphin County, Lease
                              Revenue, (CGIC), 6.25%,
                              6/1/10                     $  5,007,723
Aaa       AAA         3,000   Northumberland County,
                              Lease Revenue, (MBIA), 0%,
                              10/15/12                      1,248,660
Aaa       AAA        10,000   Commonwealth of
                              Pennsylvania, Lease
                              Revenue, (AMBAC), 5.00%,
                              7/1/15                        9,499,000
                                                         ------------
                                                         $ 15,755,383
                                                         ------------
                              INSURED SPECIAL TAX - 0.9%
Aaa       AAA       $ 4,895   PA Intergovernmental
                              Special Tax, (MBIA),
                              5.00%, 6/15/22             $  4,594,937
                                                         ------------
                              INSURED TRANSPORTATION - 0.5%
Aaa       AAA       $ 2,500   Delaware River Port
                              Authority (FGIC), 5.50%,
                              1/1/26                     $  2,515,050
                                                         ------------
                              INSURED UTILITIES - 5.5%
Aaa       AAA       $ 4,000   Beaver County IDA, Ohio
                              Edison Company, (FGIC),
                              7.00%, 6/1/21              $  4,375,800
Aaa       AAA        10,000   Beaver County IDA, Ohio
                              Edison Company, (FGIC),
                              7.05%, 10/1/20               11,194,400

--------------------------------------------------------------------------------
                 PENNSYLVANIA MUNICIPALS PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
                              INSURED UTILITIES - (CONTINUED)
Aaa       AAA         3,800   Puerto Rico Electric Power
                              Authority, (FSA),
                              Variable, 7/1/02 (1)          4,377,258
Aaa       AAA         6,050   Lehigh County IDA, PA
                              Power & Light Company,
                              (MBIA), 6.15%, 8/1/29         6,413,363
                                                         ------------
                                                         $ 26,360,821
                                                         ------------
                              INSURED WATER & SEWER - 3.5%
Aaa       AAA       $ 2,750   Allegheny County, Sewer
                              Revenue, (FGIC), 0%,
                              12/1/08                    $  1,420,292
Aaa       AAA         2,500   Philadelphia Water and
                              Wastewater, (FGIC),
                              Variable, 6/15/12 (1)         2,613,975
Aaa       AAA         9,000   Philadelphia Water and
                              Wastewater, (CGIC), 5.50%,
                              6/15/15                       9,025,380
Aaa       AAA         3,960   Philadelphia Water and
                              Wastewater, (CGIC), 5.00%,
                              6/15/16                       3,774,910
                                                         ------------
                                                         $ 16,834,557
                                                         ------------
                              MISCELLANEOUS - 4.1%
NR        AA        $   870   Pennsylvania
                              Infrastructure Investment
                              Authority, Pennvest,
                              6.80%, 9/1/10              $    983,996
NR        A          16,950   Pennsylvania Finance
                              Authority, Beaver County,
                              6.60%, 11/1/09               18,649,238
                                                         ------------
                                                         $ 19,633,234
                                                         ------------
                              NURSING HOMES - 2.0%
NR        NR        $ 3,500   Montgomery County IDA,
                              Geriatric Health Care
                              Institute, 8.375%, 7/1/23  $  3,689,665
NR        NR          1,460   Westmoreland County IDA,
                              Highland Health System,
                              9.250%, 6/1/22                1,552,389
NR        NR          1,190   Philadelphia Hospital &
                              Higher Education
                              Facilities, Protestant
                              Home, 8.625%, 7/1/21          1,224,795
NR        NR          2,750   Wilkens Area IDA, Fairview
                              Extended Care, 10.25%,
                              1/1/21                        3,158,980
                                                         ------------
                                                         $  9,625,829
                                                         ------------
                              SPECIAL TAX REVENUE - 0.4%
Baa1      A         $ 1,500   Puerto Rico Highway and
                              Transportation Authority,
                              5.50%, 7/1/13              $  1,537,185
Baa1      BBB+          500   Puerto Rico Special Tax
                              Revenue, 7.50%, 7/1/09          543,150
                                                         ------------
                                                         $  2,080,335
                                                         ------------
                              UTILITIES - 3.6%
Baa3      BB+       $   500   Beaver County, IDA, Ohio
                              Edison Company, 7.75%,
                              9/1/24                     $    538,665

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
Baa1      BBB+        3,250   Delaware County, IDA,
                              Philadelphia Electric
                              Company, 7.375%, 4/1/21       3,547,668
Baa1      BBB+        4,070   Montgomery County, IDA,
                              Philadelphia Electric
                              Company, (AMT), 7.60%,
                              4/1/21                        4,443,055
Baa1      A-          3,370   Puerto Rico Electric Power
                              Authority Power Revenue,
                              0%, 7/1/17                    1,003,519
NR        NR          1,500   Virgin Islands Water and
                              Power Authority, 7.40%,
                              7/1/11                        1,610,925
A2        A           6,025   Washington County IDA West
                              Penn Power Company, 6.05%,
                              4/1/14                        6,297,993
                                                         ------------
                                                         $ 17,441,825
                                                         ------------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS (IDENTIFIED
                              COST, $449,367,988)        $483,446,406
                                                         ----------
                                                         ----------

(1) The above designated securities have been issued as inverse floater bonds.

The Portfolio primarily invests in debt securities issued by Pennsylvania municipalities. The ability of the issuers of debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1996, 28.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.9% to 15.0% of total investments.
                       See notes to financial statements

--------------------------------------------------------------------------------
                           Texas Municipals Portfolio
                  Portfolio of Investments - January 31, 1996
                                  (Unaudited)

--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
                              EDUCATION - 3.7%
Aa1       AA        $   250   University of Texas,
                              6.75%, 8/15/13 (1)         $    278,688
A         NR            700   Brazo Texas Higher
                              Education Authority,
                              6.50%, 6/1/04                   749,546
                                                         ------------
                                                         $  1,028,234
                                                         ------------
                              ELECTRIC UTILITIES - 1.6%
NR        BBB       $   500   Guam Power Authority,
                              5.25%, 10/1/23             $    449,640
                                                         ------------
                              ESCROWED - 3.8%
NR        NR        $   200   Bexar County, Texas, St.
                              Luke's
                              Lutheran Hospital, 7.00%,
                              5/1/21                     $    243,792
Aaa       NR          1,000   Central Texas Housing
                              Corporation Single Family,
                              0%, 9/1/16                      308,440
Aaa       AAA            85   Harris County, Texas, Toll
                              Road Unlimited Tax and
                              Subordinate Lien, 6.625%,
                              8/15/17                          90,463
Aaa       AAA           200   Montgomery County, Texas
                              Hospital District (FSA),
                              6.625%, 4/1/17                  227,978
Aaa       AAA           150   Texas National Research
                              Lab Super Collider, 6.95%,
                              12/1/12                         177,312
                                                         ------------
                                                         $  1,047,985
                                                         ------------
                              GENERAL OBLIGATIONS - 17.2%
Aaa       AAA       $ 1,000   Bastrop, Texas,
                              Independent School
                              District U.T.G.O. (PSF),
                              0%, 2/15/13                $    396,310
Aaa       NR            500   Crandall, Texas,
                              Independent School
                              District U.T.G.O. (PSF),
                              6.00%, 2/15/24                  516,365
Aaa       AAA         1,000   Cypress-Fairbanks, Texas,
                              Independent School
                              District U.T.G.O. (PSF),
                              5.25%, 2/15/19                  975,200
Aaa       AAA           550   Grand Prairie, Texas,
                              Independent School
                              District U.T.G.O. (PSF),
                              0%, 2/15/12                     230,148
NR        NR            500   Leander, Texas L.T.G.O
                              6.75%, 8/15/16                  519,890
Aaa       AAA         1,000   Round Rock, Texas
                              Independent School
                              District U.T.G.O. (PSF),
                              5.50%, 8/1/15                 1,009,550
Aa        AA            690   Texas Veterans' Housing
                              Assistance U.T.G.O. (AMT),
                              6.70%, 12/1/24 (1)              716,468
Aa        AA            390   Texas Veterans' Housing
                              Assistance U.T.G.O. (AMT),
                              6.80%, 12/1/23                  407,265
                                                         ------------
                                                         $  4,771,196
                                                         ------------
                              HEALTH CARE - 2.0%
NR        NR        $   500   Bell County, Texas HFC
                              Elder Care Facilities,
                              9.00%, 11/1/24             $    542,670
                                                         ------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
                              HOSPITALS - 13.6%
NR        BBB       $   500   Denison, Texas, Texoma
                              Medical Center, 7.10%,
                              8/15/24                    $    524,155
A         A-            100   Ector County, Texas,
                              Hospital District, 7.30%,
                              4/15/12                         108,396
A         A-            100   Harris County, Texas,
                              Hospital District, 7.125%,
                              6/1/15                          108,422
A         A-          1,100   Harris County, Texas,
                              Hospital District,
                              Memorial Hospital System,
                              6.625%, 6/1/24                1,163,492
NR        BBB           600   Lufkin Texas, Memorial
                              Health Systems of East
                              Texas, 6.875%, 2/15/26          593,592
Aa        AA            250   McAllen Health Facilities,
                              Texas, Sisters of Mercy,
                              5.00%, 6/1/15                   232,965
A         NR          1,000   Tarrant County, Texas,
                              Methodist Health System,
                              6.00%, 9/1/24                 1,020,340
                                                         ------------
                                                         $  3,751,362
                                                         ------------
                              HOUSING - 2.8%
NR        A         $   750   Travis County, Texas, HFC
                              Multifamily Travis Station
                              Apartments, 6.75%, 4/1/19  $    788,738
                                                         ------------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE/POLLUTION CONTROL REVENUE -
                              8.1%
Baa1      BBB       $   450   Gulf Coast, Texas, Waste
                              Disposal Authority,
                              Champion International
                              (AMT), 7.25%, 4/1/17       $    484,799
A2        A+          1,000   Port Corpus Christi,
                              Texas, Hoechst Celanese
                              Corporation, 6.875%,
                              4/1/17                        1,085,750
Baa3      BB+           250   Puerto Rico Port
                              Authority, American Air
                              Lines, 6.30%, 6/1/23            255,985
Baa2      BBB           400   West Side Calhoun County
                              Navigation District,
                              Texas, Union Carbide
                              (AMT), 6.40%, 5/1/23            407,200
                                                         ------------
                                                         $  2,233,734
                                                         ------------
                              INSURED EDUCATION - 0.4%
Aaa       AAA       $   100   Southwest, Texas, Southern
                              Methodist University
                              (FGIC), 6.375%, 10/1/13    $    108,423
                                                         ------------
                              INSURED ELECTRIC UTILITIES - 15.5%
Aaa       AAA       $ 1,000   Austin, Texas, Utility
                              System (FGIC), 6.25%,
                              5/15/16                    $  1,070,350

--------------------------------------------------------------------------------
                     TEXAS MUNICIPALS PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
                              INSURED ELECTRIC UTILITIES -
                              (CONTINUED)
Aaa       AAA         1,050   Corpus Christi, Texas,
                              Utility System (MBIA),
                              5.20%, 7/15/13                1,039,280
Aaa       AAA           500   Lower Colorado River
                              Authority Junior Lien,
                              Texas, (FGIC), 0%, 1/1/12       214,240
Aaa       AAA           605   Montgomery County, Texas,
                              MUD #47 Water & Sewer
                              (AMBAC), 6.125%, 10/1/20        635,752
Aaa       AAA           100   Sabine River Authority,
                              Texas, Utilities Electric
                              Company (FGIC), 6.55%,
                              10/1/22                         108,043
Aaa       AAA         1,395   Texas Municipal Power
                              Agency (MBIA), 0%, 9/1/13       542,278
Aaa       AAA         1,000   Texas Municipal Power
                              Agency (MBIA), 0%, 9/1/17       306,980
Aaa       AAA           250   Brazos River Authority,
                              Texas, Huston Light &
                              Power (FGIC), 7.20%,
                              12/1/18                         275,890
Aaa       AAA            75   Brazos River Authority,
                              Texas, Huston Light &
                              Power (FGIC), 6.70%,
                              3/1/17                           83,048
                                                         ------------
                                                         $  4,275,861
                                                         ------------
                              INSURED GENERAL OBLIGATIONS - 4.8%
Aaa       AAA       $   100   Brownsville, Texas,
                              Navigation District
                              (MBIA), 6.25%,
                              3/1/14                     $    108,065
Aaa       AAA           500   Ector County, Texas
                              (AMBAC), 4.25%, 2/15/10         455,430
Aaa       AAA           250   Port Arthur, Texas (MBIA),
                              5.50%, 2/15/14                  252,472
Aaa       AAA           500   Puerto Rico Public
                              Buildings Authority,
                              Government Facilities
                              (AMBAC), 5.50%, 7/1/21          504,185
                                                         ------------
                                                         $  1,320,152
                                                         ------------
                              INSURED HOSPITALS - 10.3%
Aaa       AAA       $   250   Coastal Bend, Texas, HFC
                              Incarnate Word Health
                              Services (AMBAC), 6.30%,
                              1/1/17                     $    265,000
Aaa       AAA           500   Harris County, Texas, HFC
                              Hermann Hospital (MBIA),
                              6.375%, 10/1/24, (2)            533,955
Aaa       AAA         1,000   Tarrant County, Texas, HFC
                              Harris Methodist (AMBAC),
                              5.125%, 9/1/12                  977,580
Aaa       AAA         1,000   Tyler County, Texas, HFC
                              Mother Frances Hospital
                              (FGIC), 6.50%, 7/1/22         1,073,050
                                                         ------------
                                                         $  2,849,585
                                                         ------------
                              INSURED LEASE / CERTIFICATES OF
                              PARTICIPATION - 1.8%
Aaa       AAA       $   500   East Texas Jails, Angelina
                              County Project (MBIA),
                              5.25%, 5/1/14              $    493,030
                                                         ------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
                              INSURED TRANSPORTATION - 8.2%
Aaa       AAA       $   500   Dallas-Fort Worth
                              International Airport,
                              Texas (MBIA), 6.00%,
                              11/1/12                    $    528,475
Aaa       AAA         1,750   Harris County, Texas, Toll
                              Road Subordinate Lien
                              (FGIC), 5.375%, 8/15/20       1,732,308
                                                         ------------
                                                         $  2,260,783
                                                         ------------
                              LEASE / CERTIFICATES OF
                              PARTICIPATION - 0.9%
NR        BBB-      $   250   Rio Grande, Texas,
                              Independent School
                              District Lease, 6.75%,
                              7/15/10                    $    249,528
                                                         ------------
                              MISCELLANEOUS - 0.3%
NR        NR        $   250   Retama Development, Texas,
                              Retama Racetrack, 8.75%,
                              12/15/18                   $     87,500
                                                         ------------
                              TRANSPORTATION - 5.0%
Baa2      BB+       $   505   Alliance Airport
                              Authority, American
                              Airlines, 7.50%, 12/1/29   $    543,622
Ba1       BB            300   Dallas-Fort Worth Texas
                              Airport, Delta Airlines
                              (AMT), 7.125%, 11/1/26          315,684
Baa2      BB+           225   Dallas-Fort Worth Texas
                              Airport, American Airlines
                              (AMT), 7.50%, 11/1/25           242,789
NR        BBB           255   Guam Airport Authority
                              (AMT), 6.70%, 10/1/23           262,823
Aa        AA             25   Harris County, Texas, Toll
                              Road, Subordinate Lien,
                              6.75%, 8/1/14                    27,535
                                                         ------------
                                                         $  1,392,453
                                                         ------------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS (IDENTIFIED
                              COST, $25,889,003)         $ 27,650,871
                                                         ============

(1) Security has been segregated to cover margin requirements for open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Texas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1996, 41.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.8% to 16.6% of total investments.
                       See notes to financial statements

--------------------------------------------------------------------------------
                             Municipals Portfolios
                              Financial Statements
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                          January 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                            ARIZONA        COLORADO      CONNECTICUT       MICHIGAN
                                                           PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                          ------------    -----------    ------------    ------------
ASSETS:
  Investments --
     Identified cost                                      $131,097,970    $44,485,539    $190,611,515    $177,452,450
     Unrealized appreciation                                11,071,057      3,663,230      8,620,661       13,600,334
                                                          ------------    -----------    ------------    ------------
       Total investments, at value (Note 1A)              $142,169,027    $48,148,769    $199,232,176    $191,052,784
  Cash                                                         266,116      1,151,814        212,390          466,127
  Receivable for daily variation margin on open
     financial futures contracts (Note 1E)                     --                 187        --               --
  Receivable for investments sold                            2,526,830        743,298      1,469,160        1,356,926
  Interest receivable                                        1,388,883        563,026      2,443,198        2,888,007
  Deferred organization expenses (Note 1D)                       3,573          1,153          5,501            5,244
                                                          ------------    -----------    ------------    ------------
          Total assets                                    $146,354,429    $50,608,247    $203,362,425    $195,769,088
                                                          ------------    -----------    ------------    ------------
LIABILITIES:
  Payable for investments purchased                       $  1,779,497    $ 1,186,832    $ 1,906,920     $  1,861,851
  Payable for when issued securities (Note 1F)                 --           1,001,708        --             1,435,436
  Payable for daily variation margin on open financial
     futures contracts (Note 1E)                               --             --              13,500          --
  Payable to affiliate --
     Trustees' fees                                                672            128            876              876
  Accrued expenses                                               5,233          4,247          7,556            5,862
                                                          ------------    -----------    ------------    ------------
          Total liabilities                               $  1,785,402    $ 2,192,915    $ 1,928,852     $  3,304,025
                                                          ------------    -----------    ------------    ------------
Net Assets applicable to investors' interest in
  Portfolio                                               $144,569,027    $48,415,332    $201,433,573    $192,465,063
                                                          ============    ===========    ============    ============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
     withdrawals                                          $133,497,970    $44,751,915    $192,906,345    $178,864,729
  Unrealized appreciation of investments and financial
     futures contracts (computed on the basis of
     identified cost)                                       11,071,057      3,663,417      8,527,228       13,600,334
                                                          ------------    -----------    ------------    ------------
          Total                                           $144,569,027    $48,415,332    $201,433,573    $192,465,063
                                                          ============    ===========    ============    ============

                       See notes to financial statements

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Continued)

                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                          January 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                            MINNESOTA      NEW JERSEY     PENNSYLVANIA       TEXAS
                                                            PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                           -----------    ------------    ------------    -----------
ASSETS:
  Investments --
     Identified cost                                       $74,342,228    $381,677,960    $449,367,988    $25,889,003
     Unrealized appreciation                                 6,289,711      30,612,939     34,078,418       1,761,868
                                                           -----------    ------------    ------------    -----------
       Total investments, at value (Note 1A)               $80,631,939    $412,290,899    $483,446,406    $27,650,871
  Cash                                                         457,740       1,829,108      7,471,474         883,093
  Receivable for daily variation margin on open
     financial futures contracts (Note 1E)                         318         --             --              --
  Receivable for investments sold                              984,806       3,717,284         30,000         --
  Interest receivable                                        1,066,296       5,272,325      6,525,251         458,919
  Deferred organization expenses (Note 1D)                       1,836           9,020         10,898           1,111
                                                           -----------    ------------    ------------    -----------
          Total assets                                     $83,142,935    $423,118,636    $497,484,029    $28,993,994
                                                           -----------    ------------    ------------    -----------
LIABILITIES:
  Payable for investments purchased                        $   983,241    $  8,708,966    $ 4,905,639     $   956,538
  Payable for daily variation margin on open financial
     futures contracts (Note 1E)                               --              --             --                2,000
  Payable to affiliate --
     Trustees' fees                                                519           1,488          1,488             128
  Accrued expenses                                               4,779          13,914          3,607           1,632
                                                           -----------    ------------    ------------    -----------
          Total liabilities                                $   988,539    $  8,724,368    $ 4,910,734     $   960,298
                                                           -----------    ------------    ------------    -----------
Net Assets applicable to investors' interest in
  Portfolio                                                $82,154,396    $414,394,268    $492,573,295    $28,033,696
                                                           ===========    ============    ============    ===========
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
     withdrawals                                           $75,864,369    $383,781,329    $458,494,877    $26,278,428
  Unrealized appreciation of investments and financial
     futures contracts (computed on the basis of
     identified cost)                                        6,290,027      30,612,939     34,078,418       1,755,268
                                                           -----------    ------------    ------------    -----------
          Total                                            $82,154,396    $414,394,268    $492,573,295    $28,033,696
                                                           ===========    ============    ============    ===========

                       See notes to financial statements

--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                 Six Months Ended January 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                              ARIZONA       COLORADO     CONNECTICUT     MICHIGAN
                                                             PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                            -----------    ----------    -----------    -----------
INVESTMENT INCOME (NOTE 1B):
  Interest income                                           $ 4,329,290    $1,431,313    $5,910,733     $ 5,748,886
                                                            -----------    ----------    -----------    -----------
  Expenses --
     Investment adviser fee (Note 2)                        $   298,571    $   65,521    $  427,474     $   411,573
     Compensation of Trustees not members of the
       Investment Adviser's organization (Note 2)                 3,927           555         5,176           5,205
     Custodian fees (Note 2)                                     43,445        16,022        51,966          32,626
     Legal and accounting services                               25,671        23,062        30,242          33,071
     Amortization of organization expenses (Note 1D)                903           311         1,322           1,257
     Miscellaneous                                               16,765         6,522        14,534          27,294
                                                            -----------    ----------    -----------    -----------
       Total expenses                                       $   389,282    $  111,993    $  530,714     $   511,026
                                                            -----------    ----------    -----------    -----------
  Deduct --
     Preliminary reduction of investment adviser fee (Note
       2)                                                   $   --         $    7,886    $   --         $   --
     Reduction of custodian fee (Note 2)                         10,717         7,544        15,526         --
                                                            -----------    ----------    -----------    -----------
       Total                                                $    10,717    $   15,430    $   15,526     $   --
                                                            -----------    ----------    -----------    -----------
          Net expenses                                      $   378,565    $   96,563    $  515,188     $   511,026
                                                            -----------    ----------    -----------    -----------
            Net investment income                           $ 3,950,725    $1,334,750    $5,395,545     $ 5,237,860
                                                            -----------    ----------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) --
     Investment transactions (identified cost basis)        $   732,439    $  189,675    $  496,039     $ 2,007,915
     Financial futures contracts                               (178,231)     (101,890)     (851,688 )      (235,929)
                                                            -----------    ----------    -----------    -----------
          Net realized gain (loss) on investments           $   554,208    $   87,785    $ (355,649 )   $ 1,771,986
                                                            -----------    ----------    -----------    -----------
  Change in unrealized appreciation (depreciation) --
     Investments                                            $ 7,242,435    $2,503,804    $10,174,997    $ 9,140,119
     Financial futures contracts                                (48,427)      (29,791)     (204,892 )      (135,699)
                                                            -----------    ----------    -----------    -----------
          Net unrealized appreciation of investments        $ 7,194,008    $2,474,013    $9,970,105     $ 9,004,420
                                                            -----------    ----------    -----------    -----------
            Net realized and unrealized gain on
               investments                                  $ 7,748,216    $2,561,798    $9,614,456     $10,776,406
                                                            -----------    ----------    -----------    -----------
               Net increase in net assets from operations   $11,698,941    $3,896,548    $15,010,001    $16,014,266
                                                            ===========    ==========    ===========    ===========

                       See notes to financial statements

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Continued)

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                 Six Months Ended January 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                            MINNESOTA     NEW JERSEY     PENNSYLVANIA      TEXAS
                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                            ----------    -----------    ------------    ----------
INVESTMENT INCOME (NOTE 1B):
  Interest income                                           $2,561,226    $12,989,241    $15,739,768     $  842,231
                                                            ----------    -----------    -----------     ----------
  Expenses --
     Investment adviser fee (Note 2)                        $ 153,853     $  957,368     $ 1,168,263     $   29,100
     Compensation of Trustees not members of the
       Investment Adviser's organization (Note 2)               2,932          9,183           9,388            800
     Custodian fees (Note 2)                                   24,023         91,853         102,662          9,826
     Legal and accounting services                             20,771         38,571          40,671         18,871
     Amortization of organization expenses (Note 1D)              672          2,250           2,660            304
     Miscellaneous                                             13,567         27,309          18,833          7,019
                                                            ----------    -----------    -----------     ----------
       Total expenses                                       $ 215,818     $1,126,534     $ 1,342,477     $   65,920
                                                            ----------    -----------    -----------     ----------
  Deduct --
     Preliminary reduction of investment adviser fee (Note
       2)                                                   $  --         $   --         $   --          $   14,459
     Reduction of custodian fee (Note 2)                        4,507         53,489         102,662          9,555
                                                            ----------    -----------    -----------     ----------
       Total                                                $   4,507     $   53,489     $   102,662     $   24,014
                                                            ----------    -----------    -----------     ----------
          Net expenses                                      $ 211,311     $1,073,045     $ 1,239,815     $   41,906
                                                            ----------    -----------    -----------     ----------
            Net investment income                           $2,349,915    $11,916,196    $14,499,953     $  800,325
                                                            ----------    -----------    -----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) --
     Investment transactions (identified cost basis)        $ 609,784     $1,942,528     $ 2,172,378     $  140,381
     Financial futures contracts                             (214,250 )     (788,971 )           612        (27,835)
                                                            ----------    -----------    -----------     ----------
          Net realized gain on investments                  $ 395,534     $1,153,557     $ 2,172,990     $  112,546
                                                            ----------    -----------    -----------     ----------
  Change in unrealized appreciation (depreciation) --
     Investments                                            $3,719,646    $16,970,282    $20,097,215     $1,340,370
     Financial futures contracts                              (14,180 )      (45,304 )       --             (40,373)
                                                            ----------    -----------    -----------     ----------
          Net unrealized appreciation of investments        $3,705,466    $16,924,978    $20,097,215     $1,299,997
                                                            ----------    -----------    -----------     ----------
            Net realized and unrealized gain on
               investments                                  $4,101,000    $18,078,535    $22,270,205     $1,412,543
                                                            ----------    -----------    -----------     ----------
               Net increase in net assets from operations   $6,450,915    $29,994,731    $36,770,158     $2,212,868
                                                            ==========    ===========    ===========     ==========

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                 Six Months Ended January 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                           ARIZONA        COLORADO      CONNECTICUT       MICHIGAN
                                                          PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                         ------------    -----------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                               $  3,950,725    $ 1,334,750    $ 5,395,545     $  5,237,860
     Net realized gain (loss) on investment transactions      554,208         87,785       (355,649 )      1,771,986
     Change in unrealized appreciation of investments       7,194,008      2,474,013      9,970,105        9,004,420
                                                         ------------    -----------    ------------    ------------
       Net increase in net assets from operations        $ 11,698,941    $ 3,896,548    $15,010,001     $ 16,014,266
                                                         ------------    -----------    ------------    ------------
  Capital transactions --
     Contributions                                       $  5,189,026    $ 3,116,343    $ 7,108,028     $  4,650,492
     Withdrawals                                          (16,839,955)    (4,674,725)   (15,960,245 )    (19,462,676)
                                                         ------------    -----------    ------------    ------------
       Decrease in net assets resulting from capital
          transactions                                   $(11,650,929)    (1,558,382)   $(8,852,217 )   $(14,812,184)
                                                         ------------    -----------    ------------    ------------
          Total increase in net assets                   $     48,012    $ 2,338,166    $ 6,157,784     $  1,202,082
NET ASSETS:
  At beginning of period                                  144,521,015     46,077,166    195,275,789      191,262,981
                                                         ------------    -----------    ------------    ------------
  At end of period                                       $144,569,027    $48,415,332    $201,433,573    $192,465,063
                                                         ==============  ============   ==============  ==============

--------------------------------------------------------------------------------

                                                           MINNESOTA      NEW JERSEY     PENNSYLVANIA       TEXAS
                                                           PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                          -----------    ------------    ------------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                                $ 2,349,915    $ 11,916,196    $14,499,953     $   800,325
     Net realized gain on investment transactions             395,534       1,153,557      2,172,990         112,546
     Change in unrealized appreciation of investments       3,705,466      16,924,978     20,097,215       1,299,997
                                                          -----------    ------------    ------------    -----------
       Net increase in net assets from operations         $ 6,450,915    $ 29,994,731    $36,770,158     $ 2,212,868
                                                          -----------    ------------    ------------    -----------
  Capital transactions --
     Contributions                                        $ 2,525,348    $ 13,522,474    $11,313,722     $   417,877
     Withdrawals                                           (9,789,563)    (40,161,359)   (57,760,889 )    (2,824,070)
                                                          -----------    ------------    ------------    -----------
       Decrease in net assets resulting from capital
          transactions                                    $(7,264,215)   $(26,638,885)   $(46,447,167)   $(2,406,193)
                                                          -----------    ------------    ------------    -----------
          Total increase (decrease) in net assets         $  (813,300)   $  3,355,846    $(9,677,009 )   $  (193,325)
NET ASSETS:
  At beginning of period                                   82,967,696     411,038,422    502,250,304      28,227,021
                                                          -----------    ------------    ------------    -----------
  At end of period                                        $82,154,396    $414,394,268    $492,573,295    $28,033,696
                                                          ============   ==============  =============== ============

                       See notes to financial statements

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Continued)

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                            Year Ended July 31, 1995
--------------------------------------------------------------------------------

                                                           ARIZONA         COLORADO      CONNECTICUT       MICHIGAN
                                                          PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                         ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                               $  8,611,581    $  2,800,174    $11,005,611     $ 11,377,793
     Net realized loss on investment transactions          (5,872,496)     (2,521,981)    (5,335,034 )     (6,232,336)
     Change in unrealized appreciation of investments       7,857,458       2,823,551      4,533,624        6,947,077
                                                         ------------    ------------    ------------    ------------
       Net increase in net assets from operations        $ 10,596,543    $  3,101,744    $10,204,201     $ 12,092,534
                                                         ------------    ------------    ------------    ------------
  Capital transactions --
     Contributions                                       $ 21,272,707    $ 10,355,365    $25,911,862     $ 14,779,804
     Withdrawals                                          (41,416,595)    (11,778,902)   (32,878,239 )    (39,641,020)
                                                         ------------    ------------    ------------    ------------
       Decrease in net assets resulting from capital
          transactions                                   $(20,143,888)   $ (1,423,537)   $(6,966,377 )   $(24,861,216)
                                                         ------------    ------------    ------------    ------------
          Total increase (decrease) in net assets        $ (9,547,345)   $  1,678,207    $ 3,237,824     $(12,768,682)
NET ASSETS:
  At beginning of year                                    154,068,360      44,398,959    192,037,965      204,031,663
                                                         ------------    ------------    ------------    ------------
  At end of year                                         $144,521,015    $ 46,077,166    $195,275,789    $191,262,981
                                                         ==============  =============   ==============  ==============

--------------------------------------------------------------------------------

                                                          MINNESOTA       NEW JERSEY     PENNSYLVANIA        TEXAS
                                                          PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                         ------------    ------------    -------------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                               $  4,867,333    $ 24,622,808    $ 30,623,550     $ 1,690,403
     Net realized loss on investment transactions          (5,215,244)    (17,774,510)    (20,294,984 )    (1,003,751)
     Change in unrealized appreciation of investments       4,768,674      16,631,954      19,002,225       1,220,058
                                                         ------------    ------------    -------------    -----------
       Net increase in net assets from operations        $  4,420,763    $ 23,480,252    $ 29,330,791     $ 1,906,710
                                                         ------------    ------------    -------------    -----------
  Capital transactions --
     Contributions                                       $ 11,350,380    $ 43,487,001    $ 38,709,755     $ 4,736,724
     Withdrawals                                          (16,808,817)    (79,782,847)   (102,576,381 )    (6,005,420)
                                                         ------------    ------------    -------------    -----------
       Decrease in net assets resulting from capital
          transactions                                   $ (5,458,437)   $(36,295,846)   $(63,866,626 )   $(1,268,696)
                                                         ------------    ------------    -------------    -----------
          Total increase (decrease) in net assets        $ (1,037,674)   $(12,815,594)   $(34,535,835 )   $   638,014
NET ASSETS:
  At beginning of year                                     84,005,370     423,854,016     536,786,139      27,589,007
                                                         ------------    ------------    -------------    -----------
  At end of year                                         $ 82,967,696    $411,038,422    $502,250,304     $28,227,021
                                                         =============   ==============  ===============  ============

                       See notes to financial statements

--------------------------------------------------------------------------------

                               SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                      ARIZONA PORTFOLIO                                     COLORADO PORTFOLIO
                      --------------------------------------------------    ---------------------------------------------------
                         SIX MONTHS                YEAR ENDED                  SIX MONTHS                 YEAR ENDED
                           ENDED         -------------------------------          ENDED         -------------------------------
                      JANUARY 31, 1996   JULY 31,   JULY 31,   SEPT. 30,    JANUARY 31, 1996    JULY 31,   JULY 31,   SEPT. 30,
                        (UNAUDITED)        1995      1994*      1993**         (UNAUDITED)        1995      1994*      1993**
                      ----------------   --------   --------   ---------    -----------------   --------   --------   ---------
RATIOS (AS A
  PERCENTAGE OF
  AVERAGE DAILY
  NET ASSETS)++:
  Net expenses (1)           0.53%+         0.52%      0.46%+     0.42% +          0.44%+         0.25%      0.02% +     0.06%+
  Net investment
    income                   5.43%+         5.81%      5.43%+     5.46% +          5.61%+         6.05%      5.73% +     5.60%+
PORTFOLIO TURNOVER              7%            22%        23%       107%              19%            52%        23%         10%
NET ASSETS, end of
  period (000
  omitted)                $144,569       $144,521   $154,068   $133,539          $48,415        $46,077    $44,399     $24,346

++The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and/or allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

RATIOS (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS):
  Expenses (1)                                                                      0.47%+        0.40%      0.35% +     0.35%+
  Net investment income                                                             5.58%+        5.90%      5.40% +     5.31%+

--------------------------------------------------------------------------------

                                     CONNECTICUT PORTFOLIO                                   MICHIGAN PORTFOLIO
                       --------------------------------------------------    --------------------------------------------------
                          SIX MONTHS                YEAR ENDED                  SIX MONTHS                YEAR ENDED
                            ENDED         -------------------------------         ENDED         -------------------------------
                       JANUARY 31, 1996   JULY 31,   JULY 31,   SEPT. 30,    JANUARY 31, 1996   JULY 31,   JULY 31,   SEPT. 30,
                         (UNAUDITED)        1995      1994*      1993**        (UNAUDITED)        1995      1994*      1993**
                       ----------------   --------   --------   ---------    ----------------   --------   --------   ---------
RATIOS (AS A PERCENTAGE
  OF AVERAGE DAILY
  NET ASSETS):
  Net expenses (1)            0.53%+         0.53%      0.47%+     0.46% +          0.53%+         0.48%      0.47%+     0.44% +
  Net investment
    income                    5.39%+         5.77%      5.40%+     5.45% +          5.43%+         5.85%      5.48%+     5.46% +
PORTFOLIO TURNOVER              15%            29%        10%        10%              26%            54%        45%        20%
NET ASSETS, end of
  period
  (000 omitted)            $201,434       $195,276   $192,038   $159,848         $192,465       $191,263   $204,032   $187,665
   + Annualized.
   * For the ten months ended July 31, 1994.
  ** For the period from the start of business, February 1, 1993, to September 30, 1993.
 (1) The annualized expense ratios for the six months ended January 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the three periods ended July 31, 1995 and 1994 and September 30, 1993 have not been adjusted to reflect this change.

                       See notes to financial statements

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Continued)

                               SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                      MINNESOTA PORTFOLIO                                   NEW JERSEY PORTFOLIO
                       --------------------------------------------------    --------------------------------------------------
                          SIX MONTHS                YEAR ENDED                  SIX MONTHS                YEAR ENDED
                            ENDED         -------------------------------         ENDED         -------------------------------
                       JANUARY 31, 1996   JULY 31,   JULY 31,   SEPT. 30,    JANUARY 31, 1996   JULY 31,   JULY 31,   SEPT. 30,
                         (UNAUDITED)        1995      1994*      1993**        (UNAUDITED)        1995      1994*      1993**
                       ----------------   --------   --------   ---------    ----------------   --------   --------   ---------
RATIOS (AS A
  PERCENTAGE OF
  AVERAGE DAILY
  NET ASSETS):
  Net expenses (1)            0.51%+        0.47%      0.45% +     0.40%+           0.54%+         0.52%      0.50%+     0.50% +
  Net investment
    income                    5.58%+        5.83%      5.50% +     5.58%+           5.74%+         5.96%      5.62%+     5.67% +
PORTFOLIO TURNOVER              33%           76%        20%         10%              21%            54%        25%        12%
NET ASSETS, end of
  period (000 omitted)     $ 82,154       $82,968    $84,005     $67,019         $414,394       $411,038   $423,854   $393,677

--------------------------------------------------------------------------------

                                     PENNSYLVANIA PORTFOLIO                                   TEXAS PORTFOLIO
                       --------------------------------------------------    --------------------------------------------------
                          SIX MONTHS                YEAR ENDED                  SIX MONTHS                YEAR ENDED
                            ENDED         -------------------------------         ENDED         -------------------------------
                       JANUARY 31, 1996   JULY 31,   JULY 31,   SEPT. 30,    JANUARY 31, 1996   JULY 31,   JULY 31,   SEPT. 30,
                         (UNAUDITED)        1995      1994*      1993**        (UNAUDITED)        1995      1994*      1993**
                       ----------------   --------   --------   ---------    ----------------   --------   --------   ---------
RATIOS (AS A
  PERCENTAGE OF
  AVERAGE DAILY
  NET ASSETS)++ :
  Net expenses (1)            0.54%+         0.49%      0.48%+     0.50% +          0.36%+        0.08%      0.00% +     0.03%+
  Net investment
    income                    5.82%+         6.02%      5.66%+     5.71% +          5.63%+        6.20%      5.69% +     5.82%+
PORTFOLIO TURNOVER              15%            44%        21%        17%              13%           49%        27%          8%
NET ASSETS, end of
  period (000 omitted)     $492,573       $502,250   $536,786   $497,001         $ 28,034       $28,227    $27,589     $16,029

++The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and/or allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

RATIOS (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS):
  Expenses (1)                                                                      0.47%+        0.35%      0.37% +     0.42%+
  Net investment income                                                             0.52%+        5.93%      5.32% +     5.43%+

  + Annualized.
  * For the ten months ended July 31, 1994.
 ** For the period from the start of business, February 1, 1993, to September
    30, 1993.
(1) The annualized expense ratios for the six months ended January 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the three periods ended July 31, 1995 and 1994 and September 30, 1993 have not been adjusted to reflect this change.

                       See notes to financial statements

--------------------------------------------------------------------------------

                         Notes to Financial Statements
                                  (Unaudited)

--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES

Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio), Pennsylvania Municipals Portfolio (Pennsylvania Portfolio) and Texas Municipals Portfolio (Texas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. INCOME TAXES -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios are ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deductions or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.
D. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

G. OTHER -- Investment transactions are accounted for on a trade date basis.

H. INTERIM FINANCIAL INFORMATION -- The interim financial statements relating to January 31, 1996 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)

--------------------------------------------------------------------------------

(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio.
The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities).
For the six months ended January 31, 1996, each Portfolio paid advisory fees as follows:

                      AMOUNT           EFFECTIVE RATE*
                    ----------         ----------------
Arizona             $  298,571               0.41%
Colorado                65,521               0.28%
Connecticut            427,474               0.43%
Michigan               411,573               0.43%
Minnesota              153,853               0.39%
New Jersey             957,368               0.46%
Pennsylvania         1,168,263               0.47%
Texas                   29,100               0.20%

* Advisory fees paid as a percentage of average daily net assets (annualized).

To enhance the net income of the Colorado Portfolio and the Texas Portfolio, BMR made a preliminary reduction in its fee in the amount of $7,886 and $14,459, respectively. Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

Investors Bank & Trust Company (IBT), serves as custodian of the Portfolios. Prior to November 10, 1995, IBT was an affiliate of EVM and BMR. Pursuant to the custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custody fees are reported as a reduction of expenses in the Statement of Operations. Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 1996, no significant amounts have been deferred.

--------------------------------------------------------------------------------
(3) INVESTMENTS

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended January 31, 1996, were as follows:

               ARIZONA PORTFOLIO         COLORADO PORTFOLIO        CONNECTICUT PORTFOLIO        MICHIGAN PORTFOLIO
              -------------------       --------------------       ----------------------       ------------------
Purchases         $ 9,425,943               $  9,027,980                $ 29,516,260               $ 49,103,849
Sales              19,400,775                  9,073,787                  32,117,333                 55,895,435

              MINNESOTA PORTFOLIO       NEW JERSEY PORTFOLIO       PENNSYLVANIA PORTFOLIO        TEXAS PORTFOLIO
              -------------------       --------------------       ----------------------       ------------------
Purchases         $27,318,336               $ 84,966,403                $ 72,937,855               $  3,454,546
Sales              32,514,971                 96,415,333                 103,247,490                  4,514,789

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(4) FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation/depreciation in value of the investments owned by each Portfolio at January 31, 1996, as computed on a federal income tax basis, were as follows:

                                                       ARIZONA          COLORADO       CONNECTICUT        MICHIGAN
                                                      PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                     ------------     ------------     ------------     ------------
Aggregate Cost                                       $131,097,970     $ 44,485,539     $190,611,515     $177,452,450
                                                     ------------     ------------     ------------     ------------
Gross unrealized appreciation                        $ 11,266,775     $  3,678,667     $ 8,948,596      $ 13,871,894
Gross unrealized depreciation                             195,718           15,437         687,935           271,560
                                                     ------------     ------------     ------------     ------------
     Net unrealized appreciation                     $ 11,071,057     $  3,663,230     $ 8,260,661      $ 13,600,334
                                                     ==============   ==============   ===============  ==============

                                                      MINNESOTA        NEW JERSEY      PENNSYLVANIA        TEXAS
                                                      PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                     ------------     ------------     ------------     ------------
Aggregate Cost                                       $ 74,342,228     $381,677,960     $449,367,988     $ 25,889,003
                                                     ------------     ------------     ------------     ------------
Gross unrealized appreciation                        $  6,289,711     $ 30,730,423     $34,849,073      $  1,918,342
Gross unrealized depreciation                                  --          117,484         770,655           156,474
                                                     ------------     ------------     ------------     ------------
     Net unrealized appreciation                     $  6,289,711     $ 30,612,939     $34,078,418      $  1,761,868
                                                     ==============   ==============   ===============  ==============

--------------------------------------------------------------------------------

(5) LINE OF CREDIT

The Portfolios participate with other portfolios and funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Each Portfolio may temporarily borrow up to 5% of its total assets to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the period.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)

--------------------------------------------------------------------------------

(6) FINANCIAL INSTRUMENTS

The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at January 31, 1996 is as follows:

                      FUTURES
                     CONTRACTS                                                             NET UNREALIZED
  PORTFOLIO       EXPIRATION DATE              CONTRACTS              POSITION       APPRECIATION (DEPRECIATION)
--------------    ----------------       ----------------------       --------
Colorado             3/96                10 U.S. Treasury Bonds        Short                  $     187
Connecticut          3/96                54 U.S. Treasury Bonds        Short                    (93,433)
Minnesota            3/96                17 U.S. Treasury Bonds        Short                        317
Texas                3/96                 8 U.S. Treasury Bonds        Short                     (6,600)

At January 31, 1996, the Colorado, Connecticut, Minnesota, and Texas Portfolios had sufficient cash and/or securities to cover margin requirements on open financial futures contracts. The Arizona, Michigan, New Jersey and Pennsylvania Portfolios had no obligations outstanding under these financial instruments at January 31, 1996.

INVESTMENT MANAGEMENT FOR PORTFOLIO

OFFICERS

THOMAS J. FETTER
President

JAMES B. HAWKES
Vice President, Trustee

ROBERT B. MACINTOSH
Vice President of Arizona, Connecticut, Michigan, Minnesota, New Jersey, Pennsylvania, and Texas Portfolio and Portfolio Manager of New Jersey Municipals Portfolio.

NICOLE ANDERES
Vice President and Portfolio Manager of Connecticut and Texas Municipals Portfolio.

TIMOTHY T. BROWSE
Vice President and Portfolio Manager of Michigan and Pennsylvania Municipals Portfolios.

CYNTHIA J. CLEMSON
Vice President and Portfolio Manager of Arizona Municipal Portfolio.

DAVID C. REILLY
Vice President and Portfolio Manager of Colorado and Minnesota Municipals Portfolio.

JAMES L. O'CONNOR
Treasurer

THOMAS OTIS
Secretary


INDEPENDENT TRUSTEES

DONALD R. DWIGHT
President, Dwight Partners, Inc.
Chairman, Newspaper of New England, Inc.

SAMUEL L. HAYES, III
Jacob H. Schiff Professor of Investment Banking
Harvard University Graduate School of Business
Administration

NORTON H. REAMER
President and Director, United Asset Management Corporation

JOHN L. THORNDIKE
Director, Fiduciary Company Incorporated

JACK L. TREYNOR
Investment Advisor and Consultant